UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700, Room 771

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700, Room 771

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 89.6%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc.(a)	57	$5,561
B/E Aerospace, Inc.(a)*	75	5,536
DigitalGlobe, Inc.*	174	5,502
Hexcel Corp.*	143	5,548
Huntington Ingalls Industries, Inc.	82	5,527
		27,674
Airlines - 1.3%
Alaska Air Group, Inc.	88	5,511
Delta Air Lines, Inc.	236	5,567
United Continental Holdings, Inc.*	180	5,528
		16,606
Auto Components - 2.2%
Delphi Automotive plc(a)	96	5,608
Lear Corp.(a)	78	5,582
Tenneco, Inc.*	111	5,606
TRW Automotive Holdings Corp.(a)*	78	5,562
Visteon Corp.(a)*	73	5,522
		27,880
Automobiles - 1.8%
Ford Motor Co.	330	5,567
General Motors Co.*	155	5,575
Tesla Motors, Inc.(a)*	29	5,609
Thor Industries, Inc.	96	5,572
		22,323
Beverages - 0.5%
Constellation Brands, Inc., Class A(a)*	97	5,568

Biotechnology - 3.1%
Alkermes plc*	165	5,547
Alnylam Pharmaceuticals, Inc.*	87	5,569
Celgene Corp.(a)*	36	5,541
Gilead Sciences, Inc.(a)*	88	5,530
Isis Pharmaceuticals, Inc.*	147	5,518
Pharmacyclics, Inc.(a)*	40	5,537
Regeneron Pharmaceuticals, Inc.(a)*	18	5,632
		38,874
Building Products - 1.3%
A.O. Smith Corp.	123	5,560
Fortune Brands Home & Security, Inc.	134	5,578
Lennox International, Inc.	74	5,569
		16,707
Capital Markets - 5.8%
Affiliated Managers Group, Inc.(a)*	30	5,479
Ameriprise Financial, Inc.(a)	61	5,556
BlackRock, Inc.(a)	21	5,683
Charles Schwab Corp./The	263	5,560
E*TRADE Financial Corp.*	337	5,560
Eaton Vance Corp.	142	5,514
Financial Engines, Inc.	93	5,528
Goldman Sachs Group, Inc./The(a)	35	5,537
Morgan Stanley	206	5,552
SEI Investments Co.	180	5,564
State Street Corp.	84	5,523
TD Ameritrade Holding Corp.	212	5,550
Waddell & Reed Financial, Inc., Class A	108	5,560
		72,166
Chemicals - 3.1%
Eastman Chemical Co.(a)	71	5,531
Ecolab, Inc.	56	5,531
LyondellBasell Industries N.V., Class A(a)	76	5,565
PolyOne Corp.	181	5,558
PPG Industries, Inc.(a)	33	5,513
Rockwood Holdings, Inc.	83	5,553
Westlake Chemical Corp.(a)	53	5,547
		38,798
Commercial Banks - 1.4%
CapitalSource, Inc.	468	5,560
Popular, Inc.*	212	5,561
Synovus Financial Corp.	1,704	5,623
		16,744
Commercial Services & Supplies - 0.5%
R.R. Donnelley & Sons Co.	352	5,562

Communications Equipment - 0.5%
ViaSat, Inc.(a)*	88	5,610

Computers & Peripherals - 1.3%
3D Systems Corp.(a)*	103	5,561
NCR Corp.*	141	5,585
Western Digital Corp.	88	5,579
		16,725
Construction & Engineering - 1.3%
AECOM Technology Corp.(a)*	177	5,535
Chicago Bridge & Iron Co. N.V.	82	5,557
Jacobs Engineering Group, Inc.(a)*	96	5,585
		16,677
Construction Materials - 0.4%
Eagle Materials, Inc.	76	5,514

Consumer Finance - 0.9%
Portfolio Recovery Associates, Inc.*	94	5,634
SLM Corp.	223	5,553
		11,187
Containers & Packaging - 1.8%
Owens-Illinois, Inc.*	185	5,553
Packaging Corp. of America	97	5,538
Rock Tenn Co., Class A(a)	55	5,570
Sealed Air Corp.	204	5,547
		22,208
Diversified Consumer Services - 0.4%
H&R Block, Inc.	207	5,519

Diversified Financial Services - 2.2%
Bank of America Corp.	403	5,561
CBOE Holdings, Inc.	123	5,563
Citigroup, Inc.	115	5,579
JPMorgan Chase & Co.	107	5,531
Moody's Corp.(a)	79	5,556
		27,790
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	119	5,553

Electric Utilities - 1.4%
IDACORP, Inc.	115	5,566
ITC Holdings Corp.(a)	60	5,632

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
NV Energy, Inc.	236	$5,572
		16,770
Electrical Equipment - 0.9%
Eaton Corp. plc(a)	81	5,576
Generac Holdings, Inc.	131	5,586
		11,162
Electronic Equipment, Instruments & Components - 1.8%
Belden, Inc.	87	5,572
FEI Co.	63	5,532
FLIR Systems, Inc.	177	5,558
Ingram Micro, Inc., Class A*	241	5,555
		22,217
Energy Equipment & Services - 1.4%
Bristow Group, Inc.(a)	76	5,530
Dril-Quip, Inc.*	49	5,623
Oceaneering International, Inc.(a)	69	5,605
		16,758
Food & Staples Retailing - 1.3%
Kroger Co./The	137	5,527
Rite Aid Corp.*	1,156	5,502
Safeway, Inc.	173	5,534
		16,563
Food Products - 1.3%
Flowers Foods, Inc.	259	5,553
Green Mountain Coffee Roasters, Inc.(a)*	74	5,575
Tyson Foods, Inc., Class A	197	5,571
		16,699
Gas Utilities - 1.4%
Atmos Energy Corp.	131	5,579
National Fuel Gas Co.	81	5,569
UGI Corp.	143	5,596
		16,744
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp.*	473	5,553

Health Care Providers & Services - 1.8%
Health Management Associates, Inc., Class A*	434	5,555
Omnicare, Inc.	101	5,606
Tenet Healthcare Corp.(a)*	134	5,519
Universal Health Services, Inc., Class B(a)	74	5,549
		22,229
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	373	5,547
Medidata Solutions, Inc.*	56	5,540
		11,087
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	82	5,572
MGM Resorts International*	271	5,539
		11,111
Household Durables - 0.9%
Mohawk Industries, Inc.(a)*	43	5,601
Whirlpool Corp.(a)	38	5,564
		11,165
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.	204	5,575

Insurance - 4.5%
Assured Guaranty Ltd.	296	5,550
CNO Financial Group, Inc.	386	5,558
Genworth Financial, Inc., Class A*	433	5,538
Hartford Financial Services Group, Inc.	179	5,570
Lincoln National Corp.	132	5,543
MetLife, Inc.	118	5,540
Old Republic International Corp.	364	5,606
Principal Financial Group, Inc.	130	5,567
Prudential Financial, Inc.(a)	71	5,537
StanCorp Financial Group, Inc.	101	5,557
		55,566
Internet & Catalog Retail - 1.8%
Groupon, Inc.*	490	5,493
Liberty Ventures*	63	5,555
Netflix, Inc.(a)*	18	5,566
TripAdvisor, Inc.(a)*	73	5,536
		22,150
Internet Software & Services - 2.2%
CoStar Group, Inc.(a)*	33	5,541
Facebook, Inc., Class A*	110	5,526
j2 Global, Inc.	112	5,546
LinkedIn Corp., Class A(a)*	23	5,659
Yahoo!, Inc.*	167	5,538
		27,810
IT Services - 0.9%
Computer Sciences Corp.	107	5,536
FleetCor Technologies, Inc.(a)*	50	5,508
		11,044
Life Sciences Tools & Services - 2.2%
Covance, Inc.(a)*	64	5,534
Illumina, Inc.(a)*	69	5,577
Life Technologies Corp.(a)*	74	5,537
PAREXEL International Corp.*	111	5,576
Thermo Fisher Scientific, Inc.(a)	60	5,529
		27,753
Machinery - 4.0%
Chart Industries, Inc.*	45	5,537
Colfax Corp.(a)*	99	5,592
Crane Co.(a)	90	5,550
ITT Corp.	155	5,572
Manitowoc Co., Inc./The	282	5,521
Middleby Corp./The(a)*	27	5,641
Navistar International Corp.*	152	5,545
Oshkosh Corp.*	114	5,584
Timken Co.	92	5,557
		50,099
Marine - 0.4%
Kirby Corp.(a)*	64	5,539

Media - 3.1%
Charter Communications, Inc., Class A(a)*	41	5,525
Gannett Co., Inc.	208	5,573
Interpublic Group of Cos., Inc./The	324	5,566
Live Nation Entertainment, Inc.*	300	5,565
Sinclair Broadcast Group, Inc., Class A	166	5,564
Starz, Class A*	196	5,514
Time Warner, Inc.(a)	84	5,528
		38,835
Metals & Mining - 0.5%
Worthington Industries, Inc.	162	5,578

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Multi-Utilities-0.9%
Sempra Energy(a)	65	$5,564
Vectren Corp.	167	5,569
		11,133
Oil, Gas & Consumable Fuels - 4.5%
Cabot Oil & Gas Corp.	149	5,561
Cheniere Energy, Inc.*	162	5,531
EOG Resources, Inc.	33	5,586
EQT Corp.(a)	63	5,589
Gulfport Energy Corp.(a)*	87	5,598
Hess Corp.(a)	72	5,568
Marathon Petroleum Corp.(a)	87	5,596
Pioneer Natural Resources Co.(a)	30	5,664
SemGroup Corp., Class A(a)	98	5,588
SM Energy Co.	72	5,558
		55,839
Paper & Forest Products - 0.5%
International Paper Co.	124	5,555

Personal Products - 0.5%
Nu Skin Enterprises, Inc., Class A	58	5,553

Pharmaceuticals - 0.9%
Actavis, Inc.(a)*	39	5,616
Jazz Pharmaceuticals plc*	61	5,610
		11,226
Professional Services - 0.4%
Manpowergroup, Inc.(a)	76	5,528

Real Estate Investment Trusts (REITs) - 0.9%
Geo Group, Inc./The	168	5,586
WP Carey, Inc.	86	5,564
		11,150
Real Estate Management & Development - 0.5%
Howard Hughes Corp./The(a)*	50	5,619

Road & Rail - 1.3%
Avis Budget Group, Inc.(a)*	191	5,507
Hertz Global Holdings, Inc.*	253	5,606
Ryder System, Inc.(a)	93	5,552
		16,665
Semiconductors & Semiconductor Equipment - 1.3%
Cree, Inc.(a)*	92	5,538
First Solar, Inc.(a)*	138	5,549
Micron Technology, Inc.*	318	5,555
		16,642
Software - 4.5%
Adobe Systems, Inc.*	107	5,557
CommVault Systems, Inc.(a)*	63	5,533
Electronic Arts, Inc.*	218	5,570
Guidewire Software, Inc.*	119	5,606
NetSuite, Inc.(a)*	51	5,505
Qlik Technologies, Inc.*	162	5,547
Splunk, Inc.*	92	5,524
Symantec Corp.	225	5,569
Tyler Technologies, Inc.*	64	5,598
Ultimate Software Group, Inc./The(a)*	38	5,601
		55,610
Specialty Retail - 2.7%
Best Buy Co., Inc.	148	5,550
CarMax, Inc.*	115	5,574
GameStop Corp., Class A	112	5,561
Lowe's Cos., Inc.	117	5,570
Lumber Liquidators Holdings, Inc.(a)*	52	5,546
Signet Jewelers Ltd.	78	5,589
		33,390
Textiles, Apparel & Luxury Goods - 0.9%
Fifth & Pacific Cos., Inc.*	222	5,579
Hanesbrands, Inc.	89	5,545
		11,124
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp.*	766	5,577
Ocwen Financial Corp.(a)*	100	5,577
Radian Group, Inc.	399	5,558
		16,712
Trading Companies & Distributors - 0.4%
United Rentals, Inc.(a)*	95	5,538

Water Utilities - 0.5%
Aqua America, Inc.	227	5,614

Wireless Telecommunication Services - 0.5%
SBA Communications Corp., Class A(a)*	69	5,552

Total Common Stocks Held Long
(Cost $967,205)		1,112,142

Securities Sold Short - (90.0%)
Aerospace & Defense - (0.9%)
Spirit Aerosystems Holdings, Inc., Class A*	(229)	(5,551)
Textron, Inc.	(202)	(5,577)
		(11,128)
Air Freight & Logistics - (1.4%)
C.H. Robinson Worldwide, Inc.	(94)	(5,599)
Expeditors International of Washington, Inc.	(127)	(5,596)
United Parcel Service, Inc., Class B	(61)	(5,573)
		(16,768)
Beverages - (1.8%)
Beam, Inc.	(87)	(5,625)
Coca-Cola Co./The	(148)	(5,606)
Dr. Pepper Snapple Group, Inc.	(125)	(5,602)
Monster Beverage Corp.*	(107)	(5,591)
		(22,424)
Biotechnology - (1.8%)
Alexion Pharmaceuticals, Inc.*	(48)	(5,576)
Ariad Pharmaceuticals, Inc.*	(307)	(5,649)
Cepheid, Inc.*	(143)	(5,583)
Medivation, Inc.*	(93)	(5,574)
		(22,382)
Chemicals - (0.5%)
Mosaic Co./The	(130)	(5,593)

Commercial Banks - (1.3%)
BB&T Corp.	(165)	(5,569)
Hancock Holding Co.	(178)	(5,585)
U.S. Bancorp	(153)	(5,597)
		(16,751)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Commercial Services & Supplies - (0.9%)
Clean Harbors, Inc.*	(96)	$(5,631)
Iron Mountain, Inc.	(207)	(5,593)
		(11,224)
Communications Equipment - (0.9%)
F5 Networks, Inc.*	(65)	(5,574)
Riverbed Technology, Inc.*	(381)	(5,559)
		(11,133)
Computers & Peripherals - (0.9%)
Apple, Inc.	(12)	(5,721)
EMC Corp.	(218)	(5,572)
		(11,293)
Construction & Engineering - (0.9%)
Foster Wheeler AG*	(212)	(5,584)
Quanta Services, Inc.*	(202)	(5,557)
		(11,141)
Containers & Packaging - (1.3%)
AptarGroup, Inc.	(93)	(5,592)
Ball Corp.	(124)	(5,565)
Silgan Holdings, Inc.	(119)	(5,593)
		(16,750)
Diversified Consumer Services - (0.5%)
Apollo Group, Inc., Class A*	(270)	(5,619)

Diversified Financial Services - (0.5%)
MSCI, Inc.*	(139)	(5,596)

Diversified Telecommunication Services - (0.9%)
AT&T, Inc.	(165)	(5,580)
CenturyLink, Inc.	(178)	(5,586)
		(11,166)
Electric Utilities - (3.2%)
Duke Energy Corp.	(84)	(5,610)
Entergy Corp.	(88)	(5,561)
Exelon Corp.	(189)	(5,602)
FirstEnergy Corp.	(153)	(5,577)
Hawaiian Electric Industries, Inc.	(222)	(5,572)
Southern Co./The	(136)	(5,600)
Xcel Energy, Inc.	(203)	(5,605)
		(39,127)
Electrical Equipment - (0.4%)
Regal-Beloit Corp.	(82)	(5,570)

Electronic Equipment, Instruments & Components - (2.7%)
Avnet, Inc.	(134)	(5,589)
Dolby Laboratories, Inc., Class A	(162)	(5,590)
IPG Photonics Corp.	(99)	(5,575)
Jabil Circuit, Inc.	(257)	(5,572)
National Instruments Corp.	(180)	(5,567)
Trimble Navigation Ltd.*	(187)	(5,556)
		(33,449)
Energy Equipment & Services - (2.7%)
Baker Hughes, Inc.	(114)	(5,597)
Diamond Offshore Drilling, Inc.	(90)	(5,609)
National Oilwell Varco, Inc.	(72)	(5,624)
Noble Corp.	(148)	(5,590)
Rowan Cos., plc, Class A*	(152)	(5,581)
Transocean Ltd.	(126)	(5,607)
		(33,608)
Food & Staples Retailing - (1.3%)
Fresh Market, Inc./The*	(117)	(5,536)
United Natural Foods, Inc.*	(83)	(5,579)
Wal-Mart Stores, Inc.	(75)	(5,547)
		(16,662)
Food Products - (0.9%)
Mead Johnson Nutrition Co.	(75)	(5,570)
Mondelez International, Inc., Class A	(177)	(5,561)
		(11,131)
Health Care Equipment & Supplies - (2.7%)
C.R. Bard, Inc.	(49)	(5,645)
DENTSPLY International, Inc.	(129)	(5,600)
Edwards Lifesciences Corp.*	(81)	(5,640)
Hologic, Inc.*	(270)	(5,576)
IDEXX Laboratories, Inc.*	(56)	(5,580)
Intuitive Surgical, Inc.*	(15)	(5,644)
		(33,685)
Health Care Providers & Services - (1.4%)
Express Scripts Holding Co.*	(91)	(5,622)
Quest Diagnostics, Inc.	(90)	(5,561)
WellCare Health Plans, Inc.*	(80)	(5,579)
		(16,762)
Health Care Technology - (0.4%)
HMS Holdings Corp.*	(258)	(5,550)

Hotels, Restaurants & Leisure - (2.2%)
Carnival Corp.	(171)	(5,582)
Darden Restaurants, Inc.	(121)	(5,601)
Marriott International, Inc., Class A	(133)	(5,594)
McDonald's Corp.	(58)	(5,580)
Yum! Brands, Inc.	(78)	(5,568)
		(27,925)
Household Durables - (1.8%)
D.R. Horton, Inc.	(287)	(5,576)
Lennar Corp., Class A	(157)	(5,558)
NVR, Inc.*	(6)	(5,515)
Toll Brothers, Inc.*	(172)	(5,578)
		(22,227)
Household Products - (1.3%)
Church & Dwight Co., Inc.	(93)	(5,585)
Colgate-Palmolive Co.	(94)	(5,574)
Kimberly-Clark Corp.	(59)	(5,559)
		(16,718)
Insurance - (0.4%)
Loews Corp.	(119)	(5,562)

Internet & Catalog Retail - (0.5%)
Expedia, Inc.	(108)	(5,593)

Internet Software & Services - (0.9%)
IAC/InterActiveCorp	(103)	(5,631)
Rackspace Hosting, Inc.*	(106)	(5,593)
		(11,224)
IT Services - (2.7%)
CoreLogic, Inc.*	(207)	(5,599)
Global Payments, Inc.	(109)	(5,568)
International Business Machines Corp.	(30)	(5,555)
Teradata Corp.*	(100)	(5,544)
VeriFone Systems, Inc.*	(245)	(5,601)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Western Union Co./The	(300)	$(5,598)
		(33,465)
Machinery - (3.6%)
Caterpillar, Inc.	(67)	(5,586)
CLARCOR, Inc.	(101)	(5,609)
Deere & Co.	(69)	(5,616)
Donaldson Co., Inc.	(147)	(5,605)
Joy Global, Inc.	(109)	(5,563)
Valmont Industries, Inc.	(40)	(5,556)
Woodward, Inc.	(136)	(5,553)
Xylem, Inc./NY	(201)	(5,614)
		(44,702)
Media - (0.5%)
John Wiley & Sons, Inc., Class A	(117)	(5,580)

Metals & Mining - (2.7%)
Alcoa, Inc.	(688)	(5,587)
Allegheny Technologies, Inc.	(184)	(5,616)
Cliffs Natural Resources, Inc.	(272)	(5,576)
Freeport-McMoRan Copper & Gold, Inc.	(169)	(5,590)
Newmont Mining Corp.	(199)	(5,592)
Royal Gold, Inc.	(115)	(5,596)
		(33,557)
Multiline Retail - (2.3%)
Dollar General Corp.*	(99)	(5,589)
Dollar Tree, Inc.*	(98)	(5,602)
Family Dollar Stores, Inc.	(78)	(5,618)
Kohl's Corp.	(108)	(5,589)
Nordstrom, Inc.	(100)	(5,620)
		(28,018)
Multi-Utilities-(1.4%)
Consolidated Edison, Inc.	(102)	(5,624)
PG&E Corp.	(137)	(5,606)
TECO Energy, Inc.	(338)	(5,591)
		(16,821)
Oil, Gas & Consumable Fuels - (4.9%)
Apache Corp.	(65)	(5,534)
Concho Resources, Inc.*	(51)	(5,549)
Devon Energy Corp.	(97)	(5,603)
Exxon Mobil Corp.	(65)	(5,593)
Newfield Exploration Co.*	(204)	(5,584)
Occidental Petroleum Corp.	(60)	(5,612)
Peabody Energy Corp.	(325)	(5,606)
QEP Resources, Inc.	(202)	(5,593)
SandRidge Energy, Inc.*	(952)	(5,579)
Ultra Petroleum Corp.*	(271)	(5,574)
World Fuel Services Corp.	(150)	(5,597)
		(61,424)
Paper & Forest Products - (0.9%)
Domtar Corp.	(71)	(5,639)
Louisiana-Pacific Corp.*	(318)	(5,593)
		(11,232)
Pharmaceuticals - (1.8%)
Allergan, Inc.	(62)	(5,608)
Hospira, Inc.*	(143)	(5,608)
Merck & Co., Inc.	(118)	(5,618)
Perrigo Co.	(45)	(5,552)
		(22,386)
Professional Services - (0.5%)
IHS, Inc., Class A*	(49)	(5,595)

Real Estate Investment Trusts (REITs) - (14.8%)
Alexandria Real Estate Equities, Inc.	(87)	(5,555)
American Campus Communities, Inc.	(164)	(5,601)
American Capital Agency Corp.	(248)	(5,597)
American Tower Corp.	(75)	(5,560)
Annaly Capital Management, Inc.	(484)	(5,605)
AvalonBay Communities, Inc.	(44)	(5,592)
Boston Properties, Inc.	(52)	(5,559)
BRE Properties, Inc.	(109)	(5,533)
Camden Property Trust	(90)	(5,530)
CBL & Associates Properties, Inc.	(292)	(5,577)
Digital Realty Trust, Inc.	(104)	(5,522)
Equity Residential	(104)	(5,571)
Essex Property Trust, Inc.	(38)	(5,613)
Federal Realty Investment Trust	(55)	(5,580)
Hatteras Financial Corp.	(298)	(5,576)
HCP, Inc.	(136)	(5,569)
Highwoods Properties, Inc.	(158)	(5,579)
Home Properties, Inc.	(96)	(5,544)
LaSalle Hotel Properties	(195)	(5,561)
Liberty Property Trust	(156)	(5,554)
Macerich Co./The	(99)	(5,588)
Mid-America Apartment Communities, Inc.	(89)	(5,562)
Piedmont Office Realty Trust, Inc., Class A	(322)	(5,590)
Post Properties, Inc.	(126)	(5,672)
Realty Income Corp.	(140)	(5,565)
Regency Centers Corp.	(115)	(5,560)
Simon Property Group, Inc.	(38)	(5,633)
Tanger Factory Outlet Centers	(172)	(5,616)
Taubman Centers, Inc.	(83)	(5,587)
Two Harbors Investment Corp.	(574)	(5,573)
UDR, Inc.	(235)	(5,569)
Ventas, Inc.	(90)	(5,535)
Vornado Realty Trust	(66)	(5,548)
		(183,976)
Road & Rail - (1.3%)
CSX Corp.	(216)	(5,560)
Landstar System, Inc.	(100)	(5,598)
Norfolk Southern Corp.	(72)	(5,569)
		(16,727)
Semiconductors & Semiconductor Equipment - (2.2%)
Advanced Micro Devices, Inc.*	(1,456)	(5,533)
Altera Corp.	(150)	(5,574)
Broadcom Corp., Class A	(214)	(5,566)
Intel Corp.	(243)	(5,570)
Skyworks Solutions, Inc.*	(224)	(5,564)
		(27,807)
Software - (3.6%)
Citrix Systems, Inc.*	(79)	(5,578)
Fortinet, Inc.*	(275)	(5,572)
MICROS Systems, Inc.*	(112)	(5,593)
Nuance Communications, Inc.*	(300)	(5,609)
Red Hat, Inc.*	(121)	(5,583)
SolarWinds, Inc.*	(158)	(5,539)
TIBCO Software, Inc.*	(219)	(5,604)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
VMware, Inc., Class A*	(69)	$(5,582)
		(44,660)
Specialty Retail - (4.9%)
Aaron's, Inc.	(202)	(5,595)
American Eagle Outfitters, Inc.	(397)	(5,553)
Ascena Retail Group, Inc.*	(279)	(5,560)
Chico's FAS, Inc.	(335)	(5,581)
Dick's Sporting Goods, Inc.	(105)	(5,605)
Foot Locker, Inc.	(164)	(5,566)
PetSmart, Inc.	(73)	(5,567)
Rent-A-Center, Inc.	(146)	(5,563)
Ross Stores, Inc.	(77)	(5,606)
Sally Beauty Holdings, Inc.*	(212)	(5,546)
Ulta Salon Cosmetics & Fragrance, Inc.*	(47)	(5,615)
		(61,357)
Textiles, Apparel & Luxury Goods - (1.4%)
Coach, Inc.	(103)	(5,616)
Lululemon Athletica, Inc.*	(76)	(5,555)
Ralph Lauren Corp.	(34)	(5,601)
		(16,772)
Tobacco - (1.8%)
Altria Group, Inc.	(163)	(5,599)
Lorillard, Inc.	(125)	(5,597)
Philip Morris International, Inc.	(64)	(5,542)
Reynolds American, Inc.	(114)	(5,561)
		(22,299)
Trading Companies & Distributors - (1.4%)
Fastenal Co.	(111)	(5,578)
MRC Global, Inc.*	(210)	(5,628)
MSC Industrial Direct Co., Inc., Class A	(69)	(5,613)
		(16,819)

Total Securities Sold Short (Proceeds Received $1,109,934)		(1,116,958)
Other assets less liabilities — 100.4%		1,246,368
Net Assets — 100.0%		$1,241,552

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2013, the aggregate amount held in a segregated account was $434,117.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$194,414
Aggregate gross unrealized depreciation	(58,901)
Net unrealized appreciation	$135,513
Federal income tax cost of investments	$(140,329)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
128,244 USD	10/03/2013	Morgan Stanley	0.63%	Dow Jones U.S. Thematic Market Neutral Momentum Index	$—
(123,878) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index	(0.07)%	—
					$—

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 89.5%
Aerospace & Defense - 3.6%
Alliant Techsystems, Inc.(a)	59	$5,756
Esterline Technologies Corp.(a)*	73	5,832
Exelis, Inc.	366	5,750
General Dynamics Corp.(a)	66	5,776
L-3 Communications Holdings, Inc.(a)	61	5,765
Northrop Grumman Corp.(a)	61	5,811
Raytheon Co.	75	5,780
Spirit Aerosystems Holdings, Inc., Class A*	237	5,745
		46,215
Air Freight & Logistics - 0.5%
FedEx Corp.(a)	51	5,820

Airlines - 1.3%
Alaska Air Group, Inc.(a)	92	5,761
Southwest Airlines Co.(a)	398	5,795
US Airways Group, Inc.(a)*	304	5,764
		17,320
Auto Components - 3.6%
Autoliv, Inc.(a)	66	5,768
Dana Holding Corp.(a)	253	5,779
Goodyear Tire & Rubber Co./The(a)*	257	5,770
Johnson Controls, Inc.(a)	139	5,768
Lear Corp.(a)	81	5,797
Tenneco, Inc.*	115	5,807
TRW Automotive Holdings Corp.*	81	5,776
Visteon Corp.*	76	5,749
		46,214
Automobiles - 0.9%
Ford Motor Co.(a)	343	5,787
General Motors Co.(a)*	161	5,791
		11,578
Beverages - 0.5%
Molson Coors Brewing Co., Class B	116	5,815

Biotechnology - 0.5%
United Therapeutics Corp.*	74	5,835

Capital Markets - 0.9%
Goldman Sachs Group, Inc./The(a)	37	5,854
Morgan Stanley(a)	214	5,767
		11,621
Chemicals - 1.8%
Ashland, Inc.(a)	63	5,826
Axiall Corp.(a)	153	5,782
Cabot Corp.(a)	135	5,766
CF Industries Holdings, Inc.(a)	27	5,692
		23,066
Commercial Banks - 2.2%
Fifth Third Bancorp(a)	320	5,773
PNC Financial Services Group, Inc.(a)	80	5,796
Popular, Inc.(a)*	221	5,797
Regions Financial Corp.	625	5,787
SunTrust Banks, Inc.	179	5,803
		28,956
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	173	5,771

Communications Equipment - 0.9%
Brocade Communications Systems, Inc.(a)*	717	5,772
Cisco Systems, Inc.(a)	247	5,785
		11,557
Computers & Peripherals - 2.7%
Dell, Inc.	421	5,797
EMC Corp.(a)	225	5,751
Hewlett-Packard Co.(a)	276	5,790
SanDisk Corp.	98	5,832
Seagate Technology plc	132	5,774
Western Digital Corp.	92	5,833
		34,777
Construction & Engineering - 0.9%
AECOM Technology Corp.(a)*	184	5,754
URS Corp.	108	5,805
		11,559
Containers & Packaging - 0.9%
Rock Tenn Co., Class A	57	5,772
Sonoco Products Co.	148	5,763
		11,535
Diversified Consumer Services - 0.5%
Apollo Group, Inc., Class A(a)*	280	5,827

Diversified Financial Services - 0.9%
Citigroup, Inc.(a)	119	5,773
JPMorgan Chase & Co.(a)	112	5,789
		11,562
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	171	5,783
CenturyLink, Inc.(a)	185	5,805
		11,588
Electric Utilities - 3.1%
American Electric Power Co., Inc.(a)	133	5,765
Edison International(a)	126	5,804
Exelon Corp.(a)	195	5,780
FirstEnergy Corp.(a)	159	5,795
Great Plains Energy, Inc.(a)	260	5,772
PPL Corp.	191	5,803
Westar Energy, Inc.	189	5,793
		40,512
Electrical Equipment - 0.4%
Regal-Beloit Corp.	85	5,774

Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc.(a)*	120	5,824
Avnet, Inc.(a)	139	5,798
Corning, Inc.(a)	397	5,792
Ingram Micro, Inc., Class A(a)*	250	5,762
Jabil Circuit, Inc.(a)	266	5,767
		28,943
Energy Equipment & Services - 2.2%
Ensco plc, Class A(a)	107	5,751
Noble Corp.	153	5,779
Superior Energy Services, Inc.*	232	5,809
Transocean Ltd.	130	5,785

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Unit Corp.*	124	$5,765
		28,889
Food & Staples Retailing - 0.4%
Kroger Co./The(a)	143	5,769

Food Products - 2.2%
Archer-Daniels-Midland Co.(a)	157	5,784
Bunge Ltd.(a)	76	5,769
Darling International, Inc.(a)*	280	5,925
Ingredion, Inc.(a)	87	5,757
Tyson Foods, Inc., Class A	205	5,797
		29,032
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories(a)	174	5,775
Alere, Inc.(a)*	188	5,747
CareFusion Corp.(a)*	156	5,756
Hill-Rom Holdings, Inc.(a)	162	5,805
Hologic, Inc.(a)*	280	5,782
Medtronic, Inc.(a)	108	5,751
Zimmer Holdings, Inc.	70	5,750
		40,366
Health Care Providers & Services - 4.9%
Aetna, Inc.(a)	90	5,762
Community Health Systems, Inc.(a)	139	5,768
DaVita HealthCare Partners, Inc.*	102	5,804
Express Scripts Holding Co.(a)*	94	5,807
Laboratory Corp. of America Holdings*	59	5,849
LifePoint Hospitals, Inc.(a)*	125	5,829
Omnicare, Inc.(a)	105	5,828
Owens & Minor, Inc.(a)	167	5,777
Quest Diagnostics, Inc.(a)	94	5,808
Universal Health Services, Inc., Class B	77	5,774
WellPoint, Inc.	69	5,769
		63,775
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.(a)	177	5,777
Darden Restaurants, Inc.	125	5,786
Life Time Fitness, Inc.(a)*	113	5,816
Royal Caribbean Cruises Ltd.	151	5,781
		23,160
Household Durables - 0.9%
PulteGroup, Inc.(a)	348	5,742
Whirlpool Corp.	39	5,711
		11,453
Household Products - 0.5%
Energizer Holdings, Inc.(a)	64	5,834

Independent Power Producers & Energy Traders - 0.4%
AES Corp./The(a)	436	5,794

Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.(a)	82	5,764
General Electric Co.(a)	241	5,757
		11,521
Insurance - 10.3%
ACE Ltd.(a)	62	5,801
Allstate Corp./The(a)	114	5,763
American International Group, Inc.(a)	119	5,787
Aspen Insurance Holdings Ltd.(a)	159	5,770
Assurant, Inc.(a)	107	5,789
Assured Guaranty Ltd.(a)	308	5,775
Axis Capital Holdings Ltd.(a)	133	5,760
CNO Financial Group, Inc.(a)	401	5,774
Endurance Specialty Holdings Ltd.(a)	108	5,802
Everest Re Group Ltd.	40	5,816
Genworth Financial, Inc., Class A(a)*	450	5,755
Hartford Financial Services Group, Inc.(a)	186	5,788
Lincoln National Corp.(a)	138	5,795
MetLife, Inc.(a)	123	5,775
PartnerRe Ltd.	63	5,767
Protective Life Corp.(a)	135	5,744
Prudential Financial, Inc.	74	5,771
Reinsurance Group of America, Inc.	86	5,761
RenaissanceRe Holdings Ltd.	64	5,794
Travelers Cos., Inc./The	68	5,764
Unum Group	190	5,784
Validus Holdings Ltd.	156	5,769
XL Group plc	188	5,794
		132,898
Internet Software & Services - 0.5%
AOL, Inc.*	168	5,809

IT Services - 1.9%
Amdocs Ltd.(a)	157	5,752
Computer Sciences Corp.(a)	112	5,795
CoreLogic, Inc.(a)*	215	5,816
Leidos Holdings, Inc.	126	5,747
Science Applications International Corp.*	56	1,895
		25,005
Machinery - 3.1%
AGCO Corp.(a)	95	5,740
Caterpillar, Inc.(a)	69	5,752
Joy Global, Inc.(a)	113	5,767
Kennametal, Inc.(a)	127	5,791
Oshkosh Corp.*	118	5,780
Terex Corp.*	171	5,746
Trinity Industries, Inc.	128	5,805
		40,381
Media - 1.3%
Comcast Corp., Class A(a)	129	5,824
Gannett Co., Inc.(a)	216	5,787
John Wiley & Sons, Inc., Class A(a)	121	5,770
		17,381
Metals & Mining - 1.8%
Cliffs Natural Resources, Inc.	282	5,781
Freeport-McMoRan Copper & Gold, Inc.(a)	175	5,789
Newmont Mining Corp.(a)	206	5,789
Reliance Steel & Aluminum Co.	79	5,788
		23,147
Multiline Retail - 1.8%
Dillard's, Inc., Class A(a)	74	5,795
Kohl's Corp.(a)	112	5,796
Macy's, Inc.(a)	134	5,798
Target Corp.	91	5,822
		23,211

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Multi-Utilities-0.5%
Public Service Enterprise Group, Inc.(a)	176	$5,796

Office Electronics - 0.4%
Xerox Corp.	561	5,773

Oil, Gas & Consumable Fuels - 4.5%
Apache Corp.(a)	68	5,790
Chevron Corp.(a)	48	5,832
Devon Energy Corp.(a)	100	5,776
Hess Corp.(a)	75	5,801
HollyFrontier Corp.(a)	138	5,811
Marathon Oil Corp.(a)	165	5,755
Murphy Oil Corp.(a)	96	5,791
Phillips 66	100	5,782
Valero Energy Corp.	169	5,771
World Fuel Services Corp.	155	5,783
		57,892
Paper & Forest Products - 0.5%
Domtar Corp.	73	5,798

Pharmaceuticals - 0.9%
Endo Health Solutions, Inc.(a)*	127	5,771
Pfizer, Inc.(a)	202	5,799
		11,570
Real Estate Investment Trusts (REITs) - 3.1%
American Capital Agency Corp.(a)	257	5,800
Annaly Capital Management, Inc.(a)	501	5,802
Chimera Investment Corp.(a)	1,898	5,770
Hatteras Financial Corp.(a)	309	5,781
Invesco Mortgage Capital, Inc.(a)	376	5,787
MFA Financial, Inc.(a)	777	5,789
Two Harbors Investment Corp.	595	5,777
		40,506
Road & Rail - 2.2%
Avis Budget Group, Inc.(a)*	199	5,737
CSX Corp.(a)	224	5,766
Hertz Global Holdings, Inc.(a)*	263	5,828
Norfolk Southern Corp.(a)	75	5,801
Ryder System, Inc.	97	5,791
		28,923
Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp., Class A(a)	222	5,774
First Solar, Inc.(a)*	144	5,790
Intel Corp.(a)	251	5,753
Marvell Technology Group Ltd.(a)	501	5,762
Micron Technology, Inc.(a)*	330	5,765
Skyworks Solutions, Inc.*	232	5,763
Teradyne, Inc.*	352	5,815
		40,422
Software - 0.9%
Activision Blizzard, Inc.(a)	345	5,751
CA, Inc.(a)	194	5,756
		11,507
Specialty Retail - 4.0%
Abercrombie & Fitch Co., Class A(a)	163	5,765
American Eagle Outfitters, Inc.(a)	411	5,750
Best Buy Co., Inc.(a)	154	5,775
Chico's FAS, Inc.(a)	347	5,781
Foot Locker, Inc.(a)	170	5,770
GameStop Corp., Class A(a)	117	5,809
Guess?, Inc.	193	5,761
Rent-A-Center, Inc.	151	5,753
Staples, Inc.	395	5,787
		51,951
Trading Companies & Distributors - 1.8%
Air Lease Corp.(a)	208	5,753
GATX Corp.(a)	121	5,750
MRC Global, Inc.(a)*	218	5,842
United Rentals, Inc.*	99	5,771
		23,116
Total Common Stocks Held Long
(Cost $1,153,049)		1,158,524

Securities Sold Short - (89.2%)
Aerospace & Defense - (0.4%)
TransDigm Group, Inc.	(41)	(5,687)

Air Freight & Logistics - (0.9%)
C.H. Robinson Worldwide, Inc.	(97)	(5,777)
Expeditors International of Washington, Inc.	(131)	(5,772)
		(11,549)
Automobiles - (0.5%)
Tesla Motors, Inc.*	(30)	(5,803)

Beverages - (0.9%)
Brown-Forman Corp., Class B	(85)	(5,791)
Monster Beverage Corp.*	(111)	(5,800)
		(11,591)
Biotechnology - (7.6%)
Alexion Pharmaceuticals, Inc.*	(50)	(5,808)
Alkermes plc*	(172)	(5,783)
Alnylam Pharmaceuticals, Inc.*	(90)	(5,761)
Ariad Pharmaceuticals, Inc.*	(318)	(5,851)
Biogen Idec, Inc.*	(24)	(5,778)
BioMarin Pharmaceutical, Inc.*	(80)	(5,778)
Celgene Corp.*	(38)	(5,849)
Cepheid, Inc.*	(147)	(5,739)
Gilead Sciences, Inc.*	(92)	(5,781)
Incyte Corp. Ltd.*	(150)	(5,722)
Isis Pharmaceuticals, Inc.*	(153)	(5,744)
Medivation, Inc.*	(97)	(5,814)
Pharmacyclics, Inc.*	(42)	(5,814)
Regeneron Pharmaceuticals, Inc.*	(18)	(5,632)
Seattle Genetics, Inc.*	(131)	(5,742)
Theravance, Inc.*	(141)	(5,765)
Vertex Pharmaceuticals, Inc.*	(76)	(5,762)
		(98,123)
Building Products - (1.8%)
Fortune Brands Home & Security, Inc.	(139)	(5,786)
Lennox International, Inc.	(77)	(5,795)
Masco Corp.	(271)	(5,767)
USG Corp.*	(201)	(5,745)
		(23,093)
Capital Markets - (2.7%)
Charles Schwab Corp./The	(273)	(5,771)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Eaton Vance Corp.	(147)	$(5,708)
Financial Engines, Inc.	(97)	(5,766)
SEI Investments Co.	(187)	(5,780)
T. Rowe Price Group, Inc.	(80)	(5,754)
Waddell & Reed Financial, Inc., Class A	(112)	(5,766)
		(34,545)
Chemicals - (4.5%)
Airgas, Inc.	(55)	(5,833)
Ecolab, Inc.	(58)	(5,728)
FMC Corp.	(81)	(5,809)
International Flavors & Fragrances, Inc.	(70)	(5,761)
Monsanto Co.	(55)	(5,740)
PolyOne Corp.	(188)	(5,774)
Praxair, Inc.	(48)	(5,770)
Sherwin-Williams Co./The	(32)	(5,830)
Sigma-Aldrich Corp.	(68)	(5,800)
W.R. Grace & Co.*	(66)	(5,769)
		(57,814)
Commercial Services & Supplies - (0.9%)
Copart, Inc.*	(181)	(5,754)
Stericycle, Inc.*	(50)	(5,770)
		(11,524)
Construction Materials - (0.9%)
Eagle Materials, Inc.	(79)	(5,731)
Martin Marietta Materials, Inc.	(59)	(5,792)
		(11,523)
Distributors - (0.9%)
LKQ Corp.*	(181)	(5,767)
Pool Corp.	(103)	(5,781)
		(11,548)
Diversified Financial Services - (1.8%)
CBOE Holdings, Inc.	(128)	(5,790)
IntercontinentalExchange, Inc.*	(32)	(5,805)
McGraw Hill Financial, Inc.	(88)	(5,772)
Moody's Corp.	(82)	(5,767)
		(23,134)
Electric Utilities - (0.5%)
ITC Holdings Corp.	(62)	(5,819)

Electrical Equipment - (0.4%)
Acuity Brands, Inc.	(62)	(5,705)

Electronic Equipment, Instruments & Components - (1.3%)
Amphenol Corp., Class A	(75)	(5,803)
FEI Co.	(66)	(5,795)
National Instruments Corp.	(186)	(5,753)
		(17,351)
Energy Equipment & Services - (2.2%)
Core Laboratories N.V.	(34)	(5,753)
Dresser-Rand Group, Inc.*	(93)	(5,803)
Dril-Quip, Inc.*	(50)	(5,738)
FMC Technologies, Inc.*	(104)	(5,764)
Oceaneering International, Inc.	(71)	(5,768)
		(28,826)
Food & Staples Retailing - (2.2%)
Costco Wholesale Corp.	(50)	(5,756)
Fresh Market, Inc./The*	(121)	(5,725)
Rite Aid Corp.*	(1,199)	(5,707)
United Natural Foods, Inc.*	(86)	(5,781)
Whole Foods Market, Inc.	(99)	(5,791)
		(28,760)
Food Products - (2.2%)
Flowers Foods, Inc.	(269)	(5,767)
Hershey Co./The	(63)	(5,828)
Hillshire Brands Co.	(187)	(5,748)
McCormick & Co., Inc.	(90)	(5,823)
Mead Johnson Nutrition Co.	(78)	(5,792)
		(28,958)
Gas Utilities - (1.3%)
National Fuel Gas Co.	(84)	(5,776)
ONEOK, Inc.	(108)	(5,759)
Questar Corp.	(258)	(5,802)
		(17,337)
Health Care Equipment & Supplies - (0.9%)
Align Technology, Inc.*	(120)	(5,774)
IDEXX Laboratories, Inc.*	(58)	(5,780)
		(11,554)
Health Care Technology - (0.9%)
athenahealth, Inc.*	(53)	(5,754)
Cerner Corp.*	(110)	(5,780)
		(11,534)
Hotels, Restaurants & Leisure - (2.7%)
Chipotle Mexican Grill, Inc.*	(13)	(5,573)
Domino's Pizza, Inc.	(85)	(5,776)
Dunkin' Brands Group, Inc.	(128)	(5,793)
Panera Bread Co., Class A*	(36)	(5,707)
Starbucks Corp.	(75)	(5,773)
Yum! Brands, Inc.	(81)	(5,783)
		(34,405)
Household Products - (0.9%)
Clorox Co./The	(71)	(5,802)
Colgate-Palmolive Co.	(97)	(5,752)
		(11,554)
Independent Power Producers & Energy Traders - (0.4%)
Calpine Corp.*	(296)	(5,751)

Internet & Catalog Retail - (2.2%)
Amazon.com, Inc.*	(18)	(5,627)
Groupon, Inc.*	(508)	(5,695)
Netflix, Inc.*	(19)	(5,875)
priceline.com, Inc.*	(6)	(6,066)
TripAdvisor, Inc.*	(76)	(5,764)
		(29,027)
Internet Software & Services - (2.2%)
CoStar Group, Inc.*	(34)	(5,709)
Facebook, Inc., Class A*	(114)	(5,727)
LinkedIn Corp., Class A*	(23)	(5,659)
Pandora Media, Inc.*	(229)	(5,755)
Rackspace Hosting, Inc.*	(109)	(5,751)
		(28,601)
IT Services - (3.1%)
Automatic Data Processing, Inc.	(80)	(5,791)
FleetCor Technologies, Inc.*	(52)	(5,728)
Gartner, Inc.*	(96)	(5,760)
Mastercard, Inc., Class A	(9)	(6,055)
MAXIMUS, Inc.	(129)	(5,810)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Paychex, Inc.	(142)	$(5,771)
Visa, Inc., Class A	(30)	(5,733)
		(40,648)
Leisure Equipment & Products - (0.5%)
Polaris Industries, Inc.	(45)	(5,813)

Life Sciences Tools & Services - (0.9%)
Illumina, Inc.*	(71)	(5,739)
Mettler-Toledo International, Inc.*	(24)	(5,762)
		(11,501)
Machinery - (3.6%)
Chart Industries, Inc.*	(47)	(5,783)
Donaldson Co., Inc.	(152)	(5,796)
Graco, Inc.	(78)	(5,777)
Middleby Corp./The*	(28)	(5,849)
Nordson Corp.	(79)	(5,817)
Pall Corp.	(75)	(5,778)
Toro Co./The	(106)	(5,761)
Wabtec Corp.	(92)	(5,784)
		(46,345)
Media - (1.3%)
Discovery Communications, Inc., Class A*	(69)	(5,825)
Sirius XM Radio, Inc.	(1,496)	(5,790)
Twenty-First Century Fox, Inc.	(173)	(5,795)
		(17,410)
Multiline Retail - (0.5%)
Dollar Tree, Inc.*	(101)	(5,773)

Multi-Utilities-(0.9%)
Dominion Resources, Inc.	(92)	(5,748)
Sempra Energy	(68)	(5,821)
		(11,569)
Oil, Gas & Consumable Fuels - (4.5%)
Cabot Oil & Gas Corp.	(155)	(5,784)
Cheniere Energy, Inc.*	(168)	(5,735)
Cobalt International Energy, Inc.*	(231)	(5,743)
EQT Corp.	(65)	(5,767)
Gulfport Energy Corp.*	(90)	(5,791)
Pioneer Natural Resources Co.	(31)	(5,853)
Range Resources Corp.	(76)	(5,768)
SemGroup Corp., Class A	(102)	(5,816)
Spectra Energy Corp.	(169)	(5,785)
Williams Cos., Inc./The	(159)	(5,781)
		(57,823)
Personal Products - (0.5%)
Estee Lauder Cos., Inc./The, Class A	(83)	(5,802)

Professional Services - (1.3%)
IHS, Inc., Class A*	(50)	(5,709)
Robert Half International, Inc.	(148)	(5,777)
Verisk Analytics, Inc., Class A*	(89)	(5,781)
		(17,267)
Real Estate Investment Trusts (REITs) - (11.1%)
American Tower Corp.	(78)	(5,782)
Apartment Investment & Management Co., Class A	(206)	(5,756)
Boston Properties, Inc.	(54)	(5,772)
Digital Realty Trust, Inc.	(108)	(5,735)
Duke Realty Corp.	(371)	(5,728)
Equity Lifestyle Properties, Inc.	(169)	(5,775)
Essex Property Trust, Inc.	(39)	(5,760)
Extra Space Storage, Inc.	(126)	(5,764)
Federal Realty Investment Trust	(57)	(5,783)
General Growth Properties, Inc.	(299)	(5,768)
Highwoods Properties, Inc.	(163)	(5,755)
Home Properties, Inc.	(99)	(5,717)
Macerich Co./The	(102)	(5,757)
Mid-America Apartment Communities, Inc.	(92)	(5,750)
Plum Creek Timber Co., Inc.	(123)	(5,760)
Public Storage	(36)	(5,780)
Rayonier, Inc.	(104)	(5,788)
Regency Centers Corp.	(119)	(5,754)
Simon Property Group, Inc.	(39)	(5,781)
Tanger Factory Outlet Centers	(177)	(5,779)
Taubman Centers, Inc.	(86)	(5,789)
UDR, Inc.	(243)	(5,759)
Vornado Realty Trust	(68)	(5,716)
Weingarten Realty Investors	(195)	(5,719)
Weyerhaeuser Co.	(201)	(5,755)
		(143,982)
Real Estate Management & Development - (0.9%)
Altisource Portfolio Solutions SA*	(41)	(5,740)
Realogy Holdings Corp.*	(134)	(5,765)
		(11,505)
Road & Rail - (1.3%)
J.B. Hunt Transport Services, Inc.	(79)	(5,761)
Kansas City Southern	(53)	(5,796)
Landstar System, Inc.	(103)	(5,766)
		(17,323)
Semiconductors & Semiconductor Equipment - (0.9%)
Advanced Micro Devices, Inc.*	(1,506)	(5,723)
Atmel Corp.*	(777)	(5,781)
		(11,504)
Software - (6.7%)
ANSYS, Inc.*	(66)	(5,710)
Aspen Technology, Inc.*	(167)	(5,770)
CommVault Systems, Inc.*	(66)	(5,797)
Concur Technologies, Inc.*	(52)	(5,746)
FactSet Research Systems, Inc.	(53)	(5,782)
Fortinet, Inc.*	(285)	(5,774)
NetSuite, Inc.*	(53)	(5,721)
Qlik Technologies, Inc.*	(168)	(5,752)
Red Hat, Inc.*	(126)	(5,814)
Salesforce.com, Inc.*	(111)	(5,762)
ServiceNow, Inc.*	(111)	(5,766)
SolarWinds, Inc.*	(164)	(5,750)
Splunk, Inc.*	(95)	(5,704)
Ultimate Software Group, Inc./The*	(39)	(5,749)
Workday, Inc., Class A*	(71)	(5,746)
		(86,343)
Specialty Retail - (2.2%)
CarMax, Inc.*	(119)	(5,768)
Home Depot, Inc./The	(76)	(5,765)
Lumber Liquidators Holdings, Inc.*	(54)	(5,759)
Tractor Supply Co.	(86)	(5,777)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Ulta Salon Cosmetics & Fragrance, Inc.*	(49)	$(5,853)
		(28,922)
Textiles, Apparel & Luxury Goods - (2.2%)
Fifth & Pacific Cos., Inc.*	(230)	(5,780)
Lululemon Athletica, Inc.*	(79)	(5,774)
Michael Kors Holdings Ltd.*	(78)	(5,813)
NIKE, Inc., Class B	(80)	(5,811)
Under Armour, Inc., Class A*	(73)	(5,800)
		(28,978)
Trading Companies & Distributors - (1.3%)
Fastenal Co.	(114)	(5,729)
W.W. Grainger, Inc.	(22)	(5,758)
Watsco, Inc.	(61)	(5,750)
		(17,237)
Water Utilities - (0.5%)
Aqua America, Inc.	(235)	(5,811)

Wireless Telecommunication Services - (0.9%)
Crown Castle International Corp.*	(79)	(5,769)
SBA Communications Corp., Class A*	(72)	(5,793)
		(11,562)

Total Securities Sold Short (Proceeds Received $1,102,698)		(1,154,234)
Other assets less liabilities — 99.7%		1,290,526
Net Assets — 100.0%		$1,294,816

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2013, the aggregate amount held in a segregated account was $865,718.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,946
Aggregate gross unrealized depreciation	(209,937)
Net unrealized depreciation	$(190,991)
Federal income tax cost of investments	$195,281

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
136,695 USD	10/03/2013	Morgan Stanley	0.63%	Dow Jones U.S. Thematic Market Neutral Value Index	$—
(138,736) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index	(0.07)%	—
					$—

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 89.6%
Aerospace & Defense - 2.7%
Alliant Techsystems, Inc.(a)	59	$5,756
DigitalGlobe, Inc.*	182	5,755
Esterline Technologies Corp.(a)*	73	5,832
Exelis, Inc.	368	5,781
Huntington Ingalls Industries, Inc.(a)	86	5,797
Teledyne Technologies, Inc.(a)*	69	5,860
		34,781
Airlines - 0.4%
US Airways Group, Inc.(a)*	305	5,783

Auto Components - 1.8%
Dana Holding Corp.	254	5,801
Gentex Corp.	229	5,860
Tenneco, Inc.(a)*	115	5,808
Visteon Corp.(a)*	77	5,824
		23,293
Automobiles - 0.5%
Thor Industries, Inc.	100	5,804

Biotechnology - 2.2%
Ariad Pharmaceuticals, Inc.*	320	5,888
Cepheid, Inc.*	148	5,778
Myriad Genetics, Inc.*	225	5,288
Theravance, Inc.(a)*	142	5,806
United Therapeutics Corp.(a)*	74	5,835
		28,595
Building Products - 0.4%
USG Corp.(a)*	202	5,773

Capital Markets - 0.9%
Federated Investors, Inc., Class B	213	5,785
Stifel Financial Corp.(a)*	141	5,812
		11,597
Chemicals - 1.8%
Cabot Corp.	136	5,809
Chemtura Corp.*	253	5,816
PolyOne Corp.	189	5,804
Scotts Miracle-Gro Co./The, Class A(a)	106	5,833
		23,262
Commercial Banks - 3.6%
Associated Banc-Corp	376	5,824
Bank of Hawaii Corp.(a)	107	5,826
First Horizon National Corp.	529	5,814
FirstMerit Corp.	269	5,840
Hancock Holding Co.	185	5,805
Popular, Inc.(a)*	221	5,797
Prosperity Bancshares, Inc.(a)	95	5,875
TCF Financial Corp.(a)	408	5,826
		46,607
Commercial Services & Supplies - 1.8%
Covanta Holding Corp.	272	5,815
KAR Auction Services, Inc.	205	5,783
Pitney Bowes, Inc.(a)	317	5,766
R.R. Donnelley & Sons Co.	367	5,799
		23,163
Communications Equipment - 2.2%
Brocade Communications Systems, Inc.*	720	5,796
JDS Uniphase Corp.*	394	5,796
Palo Alto Networks, Inc.*	126	5,773
Riverbed Technology, Inc.(a)*	397	5,792
ViaSat, Inc.(a)*	92	5,865
		29,022
Construction & Engineering - 0.9%
EMCOR Group, Inc.	149	5,831
Foster Wheeler AG*	221	5,821
		11,652
Consumer Finance - 0.5%
Portfolio Recovery Associates, Inc.*	98	5,874

Containers & Packaging - 0.5%
Silgan Holdings, Inc.(a)	124	5,828

Distributors - 0.5%
Pool Corp.(a)	104	5,838

Diversified Consumer Services - 1.3%
Apollo Group, Inc., Class A*	281	5,848
Sotheby's(a)	118	5,797
Weight Watchers International, Inc.	155	5,792
		17,437
Diversified Telecommunication Services - 0.5%
Frontier Communications Corp.	1,410	5,880

Electric Utilities - 2.2%
Cleco Corp.(a)	129	5,784
Great Plains Energy, Inc.	261	5,794
Hawaiian Electric Industries, Inc.(a)	231	5,798
IDACORP, Inc.	120	5,808
Portland General Electric Co.	206	5,816
		29,000
Electrical Equipment - 0.9%
EnerSys, Inc.(a)	96	5,820
Regal-Beloit Corp.(a)	86	5,842
		11,662
Electronic Equipment, Instruments & Components - 1.8%
Anixter International, Inc.(a)*	67	5,873
Belden, Inc.(a)	91	5,828
Ingram Micro, Inc., Class A*	251	5,786
IPG Photonics Corp.(a)	103	5,800
		23,287
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc.(a)*	106	5,834
Bristow Group, Inc.(a)	80	5,821
Helix Energy Solutions Group, Inc.*	229	5,810
Patterson-UTI Energy, Inc.	271	5,794
Tidewater, Inc.(a)	99	5,869
		29,128
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.(a)	79	5,806
Fresh Market, Inc./The(a)*	122	5,772
United Natural Foods, Inc.(a)*	87	5,848
		17,426

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Food Products - 2.7%
Darling International, Inc.*	281	$5,946
Flowers Foods, Inc.	271	5,811
Hain Celestial Group, Inc./The(a)*	76	5,861
Hillshire Brands Co.	188	5,779
TreeHouse Foods, Inc.(a)*	87	5,814
WhiteWave Foods Co., Class A(a)*	293	5,851
		35,062
Gas Utilities - 0.9%
Atmos Energy Corp.	137	5,835
Piedmont Natural Gas Co., Inc.	176	5,787
		11,622
Health Care Equipment & Supplies - 1.8%
Align Technology, Inc.*	121	5,822
Sirona Dental Systems, Inc.(a)*	87	5,823
STERIS Corp.(a)	135	5,800
Teleflex, Inc.(a)	71	5,842
		23,287
Health Care Providers & Services - 3.6%
Brookdale Senior Living, Inc.*	220	5,786
Centene Corp.(a)*	91	5,820
Health Management Associates, Inc., Class A*	453	5,798
Health Net, Inc.*	183	5,801
HealthSouth Corp.	168	5,793
LifePoint Hospitals, Inc.(a)*	125	5,829
VCA Antech, Inc.(a)*	211	5,794
WellCare Health Plans, Inc.(a)*	83	5,789
		46,410
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*	389	5,784

Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc.(a)*	81	5,837
Brinker International, Inc.	143	5,796
Domino's Pizza, Inc.(a)	85	5,775
Vail Resorts, Inc.(a)	84	5,828
Wendy's Co./The	685	5,809
		29,045
Household Durables - 1.8%
Harman International Industries, Inc.(a)	87	5,762
Leggett & Platt, Inc.	192	5,789
NVR, Inc.(a)*	6	5,515
Tempur Sealy International, Inc.(a)*	132	5,803
		22,869
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc.*	302	5,835

Insurance - 3.6%
Allied World Assurance Co. Holdings AG(a)	58	5,765
Aspen Insurance Holdings Ltd.	160	5,806
CNO Financial Group, Inc.	403	5,803
First American Financial Corp.	238	5,795
MBIA, Inc.(a)*	567	5,800
Mercury General Corp.	121	5,846
ProAssurance Corp.(a)	128	5,768
Protective Life Corp.(a)	136	5,787
		46,370
Internet & Catalog Retail - 0.9%
HSN, Inc.(a)	108	5,791
Liberty Ventures(a)*	66	5,819
		11,610
Internet Software & Services - 0.5%
AOL, Inc.*	168	5,809

IT Services - 2.7%
CoreLogic, Inc.*	216	5,843
DST Systems, Inc.	77	5,807
Lender Processing Services, Inc.	175	5,822
MAXIMUS, Inc.	130	5,855
VeriFone Systems, Inc.(a)*	255	5,829
WEX, Inc.(a)*	66	5,792
		34,948
Leisure Equipment & Products - 0.5%
Brunswick Corp.	146	5,827

Life Sciences Tools & Services - 0.5%
PAREXEL International Corp.*	116	5,827

Machinery - 4.0%
Actuant Corp., Class A	150	5,826
Chart Industries, Inc.(a)*	47	5,783
CLARCOR, Inc.(a)	105	5,831
ITT Corp.	161	5,788
Manitowoc Co., Inc./The(a)	294	5,757
Middleby Corp./The(a)*	28	5,849
Navistar International Corp.(a)*	158	5,764
Toro Co./The(a)	107	5,815
Woodward, Inc.	142	5,798
		52,211
Media - 1.8%
John Wiley & Sons, Inc., Class A	122	5,818
Live Nation Entertainment, Inc.(a)*	314	5,825
Regal Entertainment Group, Class A	306	5,808
Starz, Class A(a)*	204	5,738
		23,189
Metals & Mining - 2.2%
Carpenter Technology Corp.(a)	100	5,811
Cliffs Natural Resources, Inc.	283	5,801
Compass Minerals International, Inc.(a)	76	5,796
United States Steel Corp.(a)	284	5,848
Worthington Industries, Inc.	169	5,819
		29,075
Multi-Utilities-0.9%
TECO Energy, Inc.(a)	352	5,822
Vectren Corp.(a)	174	5,803
		11,625
Oil, Gas & Consumable Fuels - 4.0%
Kodiak Oil & Gas Corp.(a)*	479	5,777
Newfield Exploration Co.(a)*	213	5,830
Oasis Petroleum, Inc.(a)*	118	5,797
Rosetta Resources, Inc.(a)*	106	5,773
SandRidge Energy, Inc.(a)*	990	5,801
Teekay Corp.(a)	136	5,814
Ultra Petroleum Corp.(a)*	282	5,801
Western Refining, Inc.(a)	195	5,858

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
World Fuel Services Corp.	156	$5,820
		52,271
Paper & Forest Products - 0.9%
Domtar Corp.(a)	73	5,798
Louisiana-Pacific Corp.(a)*	331	5,822
		11,620
Pharmaceuticals - 0.4%
Questcor Pharmaceuticals, Inc.	100	5,800

Real Estate Investment Trusts (REITs) - 9.4%
American Realty Capital Properties, Inc.	477	5,819
Chimera Investment Corp.	1,907	5,797
CommonWealth REIT	264	5,784
Corporate Office Properties Trust	250	5,775
Douglas Emmett, Inc.	248	5,821
EPR Properties(a)	119	5,800
Equity Lifestyle Properties, Inc.	170	5,809
Geo Group, Inc./The	176	5,852
Healthcare Realty Trust, Inc.(a)	251	5,801
Highwoods Properties, Inc.(a)	164	5,791
Home Properties, Inc.(a)	100	5,775
Invesco Mortgage Capital, Inc.	378	5,817
LaSalle Hotel Properties	202	5,761
Lexington Realty Trust	520	5,840
MFA Financial, Inc.	781	5,818
Mid-America Apartment Communities, Inc.(a)	93	5,813
Piedmont Office Realty Trust, Inc., Class A	335	5,816
Post Properties, Inc.	131	5,898
RLJ Lodging Trust	247	5,802
Spirit Realty Capital, Inc.	634	5,820
Tanger Factory Outlet Centers(a)	179	5,844
		122,053
Road & Rail - 0.9%
Avis Budget Group, Inc.*	200	5,766
Landstar System, Inc.(a)	104	5,822
		11,588
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.*	1,515	5,757
Atmel Corp.*	782	5,818
First Solar, Inc.*	144	5,790
Semtech Corp.(a)*	193	5,788
Teradyne, Inc.*	353	5,832
		28,985
Software - 2.7%
Aspen Technology, Inc.*	168	5,805
Compuware Corp.	521	5,835
Fortinet, Inc.*	286	5,794
PTC INC(a)*	205	5,828
Qlik Technologies, Inc.(a)*	169	5,787
SolarWinds, Inc.(a)*	165	5,785
		34,834
Specialty Retail - 3.6%
Ascena Retail Group, Inc.*	290	5,780
Buckle, Inc./The	108	5,837
Chico's FAS, Inc.	348	5,798
CST Brands, Inc.	194	5,781
DSW, Inc., Class A(a)	68	5,802
Guess?, Inc.	194	5,791
Pier 1 Imports, Inc.	297	5,797
Rent-A-Center, Inc.	152	5,791
		46,377
Textiles, Apparel & Luxury Goods - 0.9%
Fifth & Pacific Cos., Inc.*	232	5,830
Wolverine World Wide, Inc.	100	5,823
		11,653
Trading Companies & Distributors - 1.8%
Air Lease Corp.	209	5,781
GATX Corp.(a)	122	5,797
MRC Global, Inc.(a)*	218	5,842
Watsco, Inc.(a)	61	5,751
		23,171
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	196	5,792

Total Common Stocks Held Long
(Cost $1,000,342)		1,161,241

Securities Sold Short - (89.8%)
Aerospace & Defense - (3.6%)
Boeing Co./The	(49)	(5,758)
General Dynamics Corp.	(66)	(5,776)
Honeywell International, Inc.	(70)	(5,813)
Lockheed Martin Corp.	(45)	(5,740)
Northrop Grumman Corp.	(61)	(5,811)
Precision Castparts Corp.	(26)	(5,908)
Raytheon Co.	(75)	(5,780)
United Technologies Corp.	(54)	(5,822)
		(46,408)
Air Freight & Logistics - (0.9%)
FedEx Corp.	(51)	(5,819)
United Parcel Service, Inc., Class B	(64)	(5,848)
		(11,667)
Auto Components - (0.5%)
Johnson Controls, Inc.	(140)	(5,810)

Automobiles - (1.3%)
Ford Motor Co.	(345)	(5,820)
General Motors Co.*	(162)	(5,827)
Tesla Motors, Inc.*	(30)	(5,803)
		(17,450)
Beverages - (0.9%)
Coca-Cola Co./The	(154)	(5,834)
PepsiCo, Inc.	(73)	(5,803)
		(11,637)
Biotechnology - (1.8%)
Amgen, Inc.	(52)	(5,821)
Biogen Idec, Inc.*	(24)	(5,778)
Celgene Corp.*	(38)	(5,850)
Gilead Sciences, Inc.*	(92)	(5,781)
		(23,230)
Capital Markets - (3.6%)
Bank of New York Mellon Corp./The	(193)	(5,827)
BlackRock, Inc.	(22)	(5,954)
Charles Schwab Corp./The	(275)	(5,813)
Franklin Resources, Inc.	(115)	(5,813)
Goldman Sachs Group, Inc./The	(37)	(5,854)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Morgan Stanley	(215)	$(5,794)
State Street Corp.	(88)	(5,786)
T. Rowe Price Group, Inc.	(81)	(5,826)
		(46,667)
Chemicals - (3.6%)
Dow Chemical Co./The	(151)	(5,798)
E.I. du Pont de Nemours & Co.	(99)	(5,798)
Ecolab, Inc.	(59)	(5,827)
LyondellBasell Industries N.V., Class A	(79)	(5,785)
Monsanto Co.	(56)	(5,845)
PPG Industries, Inc.	(35)	(5,847)
Praxair, Inc.	(49)	(5,890)
Sherwin-Williams Co./The	(32)	(5,830)
		(46,620)
Commercial Banks - (1.8%)
BB&T Corp.	(172)	(5,805)
PNC Financial Services Group, Inc.	(80)	(5,796)
U.S. Bancorp	(159)	(5,816)
Wells Fargo & Co.	(141)	(5,826)
		(23,243)
Commercial Services & Supplies - (0.9%)
Tyco International Ltd.	(167)	(5,842)
Waste Management, Inc.	(141)	(5,815)
		(11,657)
Communications Equipment - (0.9%)
Cisco Systems, Inc.	(248)	(5,808)
QUALCOMM, Inc.	(87)	(5,860)
		(11,668)
Computers & Peripherals - (1.8%)
Apple, Inc.	(12)	(5,721)
Dell, Inc.	(423)	(5,825)
EMC Corp.	(227)	(5,802)
Hewlett-Packard Co.	(278)	(5,832)
		(23,180)
Consumer Finance - (1.3%)
American Express Co.	(77)	(5,815)
Capital One Financial Corp.	(85)	(5,843)
Discover Financial Services	(115)	(5,812)
		(17,470)
Diversified Financial Services - (1.8%)
Bank of America Corp.	(421)	(5,810)
Citigroup, Inc.	(120)	(5,821)
CME Group, Inc.	(79)	(5,837)
JPMorgan Chase & Co.	(112)	(5,789)
		(23,257)
Diversified Telecommunication Services - (0.9%)
AT&T, Inc.	(172)	(5,817)
Verizon Communications, Inc.	(125)	(5,833)
		(11,650)
Electric Utilities - (2.7%)
American Electric Power Co., Inc.	(134)	(5,809)
Duke Energy Corp.	(87)	(5,810)
Exelon Corp.	(197)	(5,839)
NextEra Energy, Inc.	(73)	(5,852)
PPL Corp.	(192)	(5,833)
Southern Co./The	(142)	(5,847)
		(34,990)
Electrical Equipment - (0.9%)
Eaton Corp. plc	(85)	(5,851)
Emerson Electric Co.	(90)	(5,823)
		(11,674)
Electronic Equipment, Instruments & Components - (0.9%)
Corning, Inc.	(399)	(5,822)
TE Connectivity Ltd.	(112)	(5,799)
		(11,621)
Energy Equipment & Services - (1.4%)
Halliburton Co.	(121)	(5,826)
National Oilwell Varco, Inc.	(75)	(5,858)
Schlumberger Ltd.	(66)	(5,832)
		(17,516)
Food & Staples Retailing - (2.7%)
Costco Wholesale Corp.	(50)	(5,756)
CVS Caremark Corp.	(102)	(5,789)
Sysco Corp.	(183)	(5,825)
Walgreen Co.	(108)	(5,810)
Wal-Mart Stores, Inc.	(79)	(5,843)
Whole Foods Market, Inc.	(100)	(5,850)
		(34,873)
Food Products - (2.7%)
Archer-Daniels-Midland Co.	(158)	(5,821)
General Mills, Inc.	(122)	(5,846)
Hershey Co./The	(63)	(5,828)
Kellogg Co.	(99)	(5,814)
Kraft Foods Group, Inc.	(112)	(5,873)
Mondelez International, Inc., Class A	(185)	(5,813)
		(34,995)
Health Care Equipment & Supplies - (1.8%)
Abbott Laboratories	(175)	(5,808)
Baxter International, Inc.	(88)	(5,781)
Covidien plc	(96)	(5,850)
Medtronic, Inc.	(109)	(5,804)
		(23,243)
Health Care Providers & Services - (1.3%)
Express Scripts Holding Co.*	(95)	(5,869)
McKesson Corp.	(45)	(5,774)
UnitedHealth Group, Inc.	(81)	(5,800)
		(17,443)
Hotels, Restaurants & Leisure - (2.3%)
Carnival Corp.	(178)	(5,810)
Las Vegas Sands Corp.	(88)	(5,845)
McDonald's Corp.	(61)	(5,869)
Starbucks Corp.	(76)	(5,849)
Yum! Brands, Inc.	(82)	(5,854)
		(29,227)
Household Products - (1.3%)
Colgate-Palmolive Co.	(98)	(5,811)
Kimberly-Clark Corp.	(62)	(5,842)
Procter & Gamble Co./The	(77)	(5,820)
		(17,473)
Industrial Conglomerates - (1.3%)
3M Co.	(49)	(5,851)
Danaher Corp.	(84)	(5,823)
General Electric Co.	(242)	(5,781)
		(17,455)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Insurance - (4.9%)
ACE Ltd.	(62)	$(5,801)
Aflac, Inc.	(94)	(5,827)
Allstate Corp./The	(115)	(5,813)
American International Group, Inc.	(119)	(5,787)
Aon plc	(78)	(5,806)
Berkshire Hathaway, Inc., Class B*	(51)	(5,789)
Chubb Corp./The	(65)	(5,802)
Marsh & McLennan Cos., Inc.	(133)	(5,792)
MetLife, Inc.	(124)	(5,822)
Prudential Financial, Inc.	(74)	(5,771)
Travelers Cos., Inc./The	(69)	(5,849)
		(63,859)
Internet & Catalog Retail - (0.9%)
Amazon.com, Inc.*	(19)	(5,940)
priceline.com, Inc.*	(6)	(6,066)
		(12,006)
Internet Software & Services - (2.3%)
eBay, Inc.*	(104)	(5,802)
Facebook, Inc., Class A*	(115)	(5,778)
GOOGLE, Inc., Class A*	(7)	(6,131)
LinkedIn Corp., Class A*	(24)	(5,906)
Yahoo!, Inc.*	(175)	(5,803)
		(29,420)
IT Services - (3.2%)
Accenture plc, Class A	(79)	(5,818)
Automatic Data Processing, Inc.	(81)	(5,863)
Cognizant Technology Solutions Corp., Class A*	(71)	(5,830)
International Business Machines Corp.	(31)	(5,741)
Mastercard, Inc., Class A	(9)	(6,055)
Paychex, Inc.	(143)	(5,811)
Visa, Inc., Class A	(30)	(5,733)
		(40,851)
Life Sciences Tools & Services - (0.9%)
Agilent Technologies, Inc.	(113)	(5,791)
Thermo Fisher Scientific, Inc.	(63)	(5,806)
		(11,597)
Machinery - (3.6%)
Caterpillar, Inc.	(70)	(5,836)
Cummins, Inc.	(44)	(5,846)
Deere & Co.	(71)	(5,779)
Dover Corp.	(65)	(5,839)
Illinois Tool Works, Inc.	(76)	(5,796)
Ingersoll-Rand plc	(90)	(5,845)
PACCAR, Inc.	(105)	(5,844)
Parker Hannifin Corp.	(54)	(5,871)
		(46,656)
Media - (4.5%)
CBS Corp., Class B	(105)	(5,792)
Comcast Corp., Class A	(129)	(5,824)
DIRECTV*	(98)	(5,856)
Discovery Communications, Inc., Class A*	(69)	(5,825)
Sirius XM Radio, Inc.	(1,507)	(5,832)
Time Warner Cable, Inc.	(52)	(5,803)
Time Warner, Inc.	(88)	(5,791)
Twenty-First Century Fox, Inc.	(174)	(5,829)
Viacom, Inc., Class B	(69)	(5,767)
Walt Disney Co./The	(90)	(5,804)
		(58,123)
Metals & Mining - (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	(176)	(5,822)

Multiline Retail - (0.5%)
Target Corp.	(91)	(5,822)

Multi-Utilities-(1.3%)
Dominion Resources, Inc.	(93)	(5,810)
PG&E Corp.	(142)	(5,811)
Sempra Energy	(68)	(5,821)
		(17,442)
Oil, Gas & Consumable Fuels - (5.4%)
Anadarko Petroleum Corp.	(62)	(5,765)
Apache Corp.	(68)	(5,790)
Chevron Corp.	(48)	(5,832)
ConocoPhillips	(84)	(5,839)
EOG Resources, Inc.	(34)	(5,756)
Exxon Mobil Corp.	(67)	(5,765)
Kinder Morgan, Inc.	(164)	(5,833)
Marathon Oil Corp.	(166)	(5,790)
Occidental Petroleum Corp.	(62)	(5,799)
Phillips 66	(101)	(5,840)
Spectra Energy Corp.	(170)	(5,819)
Williams Cos., Inc./The	(160)	(5,818)
		(69,646)
Paper & Forest Products - (0.5%)
International Paper Co.	(130)	(5,824)

Personal Products - (0.5%)
Estee Lauder Cos., Inc./The, Class A	(83)	(5,802)

Pharmaceuticals - (3.1%)
AbbVie, Inc.	(130)	(5,815)
Allergan, Inc.	(64)	(5,789)
Bristol-Myers Squibb Co.	(126)	(5,832)
Eli Lilly & Co.	(116)	(5,838)
Johnson & Johnson	(67)	(5,808)
Merck & Co., Inc.	(123)	(5,856)
Pfizer, Inc.	(203)	(5,828)
		(40,766)
Real Estate Investment Trusts (REITs) - (3.6%)
American Tower Corp.	(78)	(5,782)
Equity Residential	(108)	(5,785)
General Growth Properties, Inc.	(302)	(5,826)
HCP, Inc.	(142)	(5,815)
Prologis, Inc.	(154)	(5,793)
Public Storage	(36)	(5,780)
Simon Property Group, Inc.	(39)	(5,781)
Ventas, Inc.	(94)	(5,781)
		(46,343)
Road & Rail - (1.3%)
CSX Corp.	(225)	(5,791)
Norfolk Southern Corp.	(75)	(5,801)
Union Pacific Corp.	(37)	(5,748)
		(17,340)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Semiconductors & Semiconductor Equipment - (1.3%)
Applied Materials, Inc.	(332)	$(5,823)
Intel Corp.	(253)	(5,799)
Texas Instruments, Inc.	(145)	(5,839)
		(17,461)
Software - (2.7%)
Adobe Systems, Inc.*	(112)	(5,817)
Intuit, Inc.	(88)	(5,835)
Microsoft Corp.	(176)	(5,863)
Oracle Corp.	(175)	(5,805)
Salesforce.com, Inc.*	(112)	(5,814)
VMware, Inc., Class A*	(72)	(5,825)
		(34,959)
Specialty Retail - (1.3%)
Home Depot, Inc./The	(77)	(5,841)
Lowe's Cos., Inc.	(122)	(5,808)
TJX Cos., Inc.	(103)	(5,808)
		(17,457)
Textiles, Apparel & Luxury Goods - (0.9%)
NIKE, Inc., Class B	(80)	(5,811)
VF Corp.	(29)	(5,773)
		(11,584)
Tobacco - (1.3%)
Altria Group, Inc.	(170)	(5,839)
Philip Morris International, Inc.	(67)	(5,802)
Reynolds American, Inc.	(119)	(5,805)
		(17,446)
Trading Companies & Distributors - (0.4%)
W.W. Grainger, Inc.	(22)	(5,758)

Total Securities Sold Short (Proceeds Received $989,452)		(1,164,108)
Other assets less liabilities — 100.2%		1,299,731
Net Assets — 100.0%		$1,296,864

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2013, the aggregate amount held in a segregated account was $616,609.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,051
Aggregate gross unrealized depreciation	(264,386)
Net unrealized depreciation	$(126,335)
Federal income tax cost of investments	$123,468

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
134,272 USD	10/03/2013	Morgan Stanley	0.63%	Dow Jones U.S. Thematic Market Neutral Size Index	$—
(131,800) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index	(0.07)%	—
					$—

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Common Stocks Held Long - 89.9%
Aerospace & Defense - 2.2%
Boeing Co./The(a)	148	$17,390
DigitalGlobe, Inc.(a)*	552	17,454
L-3 Communications Holdings, Inc.(a)	184	17,388
Precision Castparts Corp.(a)	76	17,270
TransDigm Group, Inc.	128	17,754
		87,256
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.(a)	296	17,630
United Parcel Service, Inc., Class B	192	17,543
		35,173
Beverages - 1.4%
Coca-Cola Co./The(a)	468	17,728
Monster Beverage Corp.(a)*	336	17,556
PepsiCo, Inc.(a)	224	17,808
		53,092
Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc.(a)*	244	17,622
Vertex Pharmaceuticals, Inc.*	232	17,590
		35,212
Chemicals - 3.2%
Airgas, Inc.(a)	168	17,817
Ecolab, Inc.(a)	180	17,777
Monsanto Co.(a)	168	17,534
Mosaic Co./The(a)	412	17,724
Praxair, Inc.	148	17,791
Sigma-Aldrich Corp.	208	17,742
W.R. Grace & Co.(a)*	200	17,480
		123,865
Commercial Banks - 0.5%
Commerce Bancshares, Inc./MO(a)	404	17,699

Commercial Services & Supplies - 2.2%
Covanta Holding Corp.(a)	824	17,617
Republic Services, Inc.	528	17,614
Stericycle, Inc.*	152	17,541
Tyco International Ltd.	504	17,630
Waste Management, Inc.	428	17,651
		88,053
Communications Equipment - 1.4%
Harris Corp.(a)	296	17,553
Motorola Solutions, Inc.(a)	296	17,576
QUALCOMM, Inc.	264	17,783
		52,912
Computers & Peripherals - 0.5%
Hewlett-Packard Co.(a)	840	17,623

Construction & Engineering - 0.5%
EMCOR Group, Inc.(a)	452	17,687

Consumer Finance - 0.5%
Portfolio Recovery Associates, Inc.*	296	17,742

Containers & Packaging - 1.4%
Ball Corp.(a)	392	17,593
Bemis Co., Inc.(a)	452	17,633
Silgan Holdings, Inc.	376	17,672
		52,898
Diversified Financial Services - 0.9%
CBOE Holdings, Inc.(a)	388	17,549
CME Group, Inc.(a)	240	17,731
		35,280
Electric Utilities - 2.2%
Duke Energy Corp.(a)	264	17,630
NV Energy, Inc.(a)	748	17,660
OGE Energy Corp.(a)	484	17,468
PPL Corp.	580	17,620
Southern Co./The	428	17,625
		88,003
Electrical Equipment - 0.9%
Regal-Beloit Corp.	260	17,662
Roper Industries, Inc.	132	17,539
		35,201
Electronic Equipment, Instruments & Components - 0.4%
IPG Photonics Corp.	312	17,569

Energy Equipment & Services - 1.3%
Bristow Group, Inc.(a)	240	17,462
Core Laboratories N.V.(a)	104	17,598
Diamond Offshore Drilling, Inc.(a)	284	17,699
		52,759
Food & Staples Retailing - 1.8%
CVS Caremark Corp.(a)	308	17,479
Sysco Corp.	552	17,570
Walgreen Co.	324	17,431
Wal-Mart Stores, Inc.	236	17,455
		69,935
Food Products - 4.5%
Campbell Soup Co.(a)	432	17,587
ConAgra Foods, Inc.(a)	584	17,718
Flowers Foods, Inc.	820	17,581
General Mills, Inc.(a)	368	17,635
Hershey Co./The(a)	192	17,760
JM Smucker Co./The	168	17,647
Kellogg Co.(a)	300	17,619
McCormick & Co., Inc.(a)	272	17,598
Mead Johnson Nutrition Co.(a)	236	17,525
Mondelez International, Inc., Class A(a)	560	17,595
		176,265
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories(a)	532	17,657
IDEXX Laboratories, Inc.(a)*	176	17,538
Intuitive Surgical, Inc.(a)*	48	18,061
Sirona Dental Systems, Inc.*	264	17,670
		70,926
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.(a)	288	17,597
Cardinal Health, Inc.(a)	336	17,522
DaVita HealthCare Partners, Inc.(a)*	312	17,753
Health Management Associates, Inc., Class A(a)*	1,372	17,562
Henry Schein, Inc.(a)*	168	17,422
Laboratory Corp. of America Holdings(a)*	180	17,845

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
McKesson Corp.(a)	136	$17,449
Patterson Cos., Inc.(a)	440	17,688
Quest Diagnostics, Inc.(a)	284	17,548
UnitedHealth Group, Inc.	248	17,759
		176,145
Hotels, Restaurants & Leisure - 2.2%
Chipotle Mexican Grill, Inc.(a)*	40	17,148
McDonald's Corp.(a)	184	17,703
Panera Bread Co., Class A*	112	17,755
Penn National Gaming, Inc.(a)*	316	17,494
Yum! Brands, Inc.	248	17,705
		87,805
Household Products - 2.2%
Church & Dwight Co., Inc.(a)	292	17,535
Clorox Co./The(a)	216	17,651
Colgate-Palmolive Co.(a)	296	17,553
Kimberly-Clark Corp.(a)	188	17,713
Procter & Gamble Co./The	232	17,537
		87,989
Industrial Conglomerates - 0.9%
3M Co.(a)	148	17,673
Danaher Corp.(a)	252	17,468
		35,141
Insurance - 6.7%
Aflac, Inc.(a)	284	17,605
Allied World Assurance Co. Holdings AG(a)	176	17,493
Aon plc(a)	236	17,568
Arch Capital Group Ltd.(a)*	324	17,538
Aspen Insurance Holdings Ltd.(a)	484	17,564
Everest Re Group Ltd.	120	17,449
Fidelity National Financial, Inc., Class A(a)	660	17,556
HCC Insurance Holdings, Inc.(a)	400	17,528
Markel Corp.*	32	16,569
Mercury General Corp.(a)	368	17,778
PartnerRe Ltd.	192	17,576
Progressive Corp./The	648	17,645
RenaissanceRe Holdings Ltd.	196	17,744
Validus Holdings Ltd.	476	17,602
W.R. Berkley Corp.	412	17,658
		262,873
Internet & Catalog Retail - 0.5%
Liberty Ventures*	200	17,634

Internet Software & Services - 2.2%
AOL, Inc.(a)*	508	17,567
CoStar Group, Inc.(a)*	104	17,462
Facebook, Inc., Class A(a)*	348	17,483
j2 Global, Inc.(a)	356	17,629
Yahoo!, Inc.*	528	17,508
		87,649
IT Services - 4.9%
Alliance Data Systems Corp.(a)*	84	17,764
Amdocs Ltd.(a)	480	17,587
Computer Sciences Corp.	340	17,592
Fidelity National Information Services, Inc.(a)	380	17,647
Fiserv, Inc.(a)*	176	17,785
Gartner, Inc.(a)*	292	17,520
Genpact Ltd.(a)*	924	17,445
Jack Henry & Associates, Inc.(a)	340	17,547
MAXIMUS, Inc.(a)	392	17,656
Paychex, Inc.(a)	432	17,556
Vantiv, Inc., Class A*	632	17,658
		193,757
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	372	17,536

Life Sciences Tools & Services - 0.9%
Covance, Inc.(a)*	204	17,638
PerkinElmer, Inc.	464	17,516
		35,154
Machinery - 0.9%
Deere & Co.(a)	216	17,580
Middleby Corp./The*	84	17,549
		35,129
Media - 3.6%
AMC Networks, Inc., Class A(a)*	256	17,531
DISH Network Corp., Class A(a)	392	17,644
Lamar Advertising Co., Class A(a)*	376	17,683
Madison Square Garden Co./The, Class A(a)*	300	17,421
Regal Entertainment Group, Class A	928	17,613
Scripps Networks Interactive, Inc., Class A	224	17,497
Starz, Class A*	620	17,440
Time Warner Cable, Inc.	156	17,410
		140,239
Metals & Mining - 0.9%
Newmont Mining Corp.(a)	628	17,647
Royal Gold, Inc.	364	17,712
		35,359
Multiline Retail - 1.8%
Dollar General Corp.(a)*	312	17,616
Family Dollar Stores, Inc.(a)	244	17,573
Kohl's Corp.(a)	340	17,595
Target Corp.	276	17,658
		70,442
Multi-Utilities-2.3%
Consolidated Edison, Inc.(a)	320	17,645
DTE Energy Co.(a)	268	17,683
PG&E Corp.(a)	432	17,677
Public Service Enterprise Group, Inc.(a)	536	17,650
Sempra Energy	208	17,805
		88,460
Oil, Gas & Consumable Fuels - 5.4%
Cabot Oil & Gas Corp.(a)	472	17,615
Chevron Corp.(a)	144	17,496
ConocoPhillips(a)	252	17,517
EQT Corp.(a)	196	17,389
Exxon Mobil Corp.	204	17,552
Gulfport Energy Corp.(a)*	272	17,501
HollyFrontier Corp.(a)	420	17,686
Kinder Morgan, Inc.(a)	496	17,643
Marathon Petroleum Corp.(a)	272	17,495
Murphy Oil Corp.	292	17,613
Range Resources Corp.	232	17,607

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
World Fuel Services Corp.	472	$17,610
		210,724
Pharmaceuticals - 2.2%
Actavis, Inc.(a)*	124	17,856
Endo Health Solutions, Inc.*	384	17,449
Johnson & Johnson(a)	204	17,685
Pfizer, Inc.	612	17,570
Questcor Pharmaceuticals, Inc.	300	17,400
		87,960
Professional Services - 0.5%
Equifax, Inc.(a)	296	17,716

Real Estate Investment Trusts (REITs) - 8.1%
American Campus Communities, Inc.(a)	516	17,621
American Tower Corp.(a)	236	17,495
AvalonBay Communities, Inc.(a)	140	17,793
BRE Properties, Inc.(a)	344	17,461
Camden Property Trust(a)	284	17,449
CommonWealth REIT(a)	800	17,528
Digital Realty Trust, Inc.	328	17,417
Equity Residential(a)	328	17,571
General Growth Properties, Inc.(a)	912	17,593
Hatteras Financial Corp.(a)	940	17,587
HCP, Inc.(a)	428	17,527
Health Care REIT, Inc.(a)	280	17,466
Home Properties, Inc.(a)	304	17,556
Mid-America Apartment Communities, Inc.(a)	280	17,500
Post Properties, Inc.	396	17,828
Public Storage	108	17,339
Tanger Factory Outlet Centers	540	17,631
Ventas, Inc.	284	17,466
		315,828
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.(a)	240	17,503
Old Dominion Freight Line, Inc.(a)*	384	17,660
		35,163
Semiconductors & Semiconductor Equipment - 0.4%
Intel Corp.(a)	764	17,511

Software - 4.0%
Adobe Systems, Inc.(a)*	340	17,659
Aspen Technology, Inc.(a)*	508	17,551
Fortinet, Inc.(a)*	868	17,586
Guidewire Software, Inc.*	376	17,713
Intuit, Inc.(a)	264	17,506
MICROS Systems, Inc.(a)*	352	17,579
Nuance Communications, Inc.*	944	17,648
Solera Holdings, Inc.	332	17,553
Synopsys, Inc.*	468	17,644
		158,439
Specialty Retail - 1.8%
Advance Auto Parts, Inc.(a)	216	17,859
AutoZone, Inc.(a)*	40	16,909
O'Reilly Automotive, Inc.(a)*	140	17,863
PetSmart, Inc.	232	17,692
		70,323
Thrifts & Mortgage Finance - 0.5%
People's United Financial, Inc.(a)	1,224	17,601

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A(a)	216	17,572

Water Utilities - 0.5%
American Water Works Co., Inc.(a)	428	17,668

Wireless Telecommunication Services - 0.9%
Crown Castle International Corp.(a)*	240	17,527
SBA Communications Corp., Class A*	220	17,701
		35,228
Total Common Stocks Held Long
(Cost $3,260,530)		3,518,195

Securities Sold Short - (89.7%)
Aerospace & Defense - (1.8%)
Esterline Technologies Corp.*	(220)	(17,576)
Hexcel Corp.*	(452)	(17,537)
Spirit Aerosystems Holdings, Inc., Class A*	(720)	(17,453)
Textron, Inc.	(636)	(17,560)
		(70,126)
Airlines - (1.3%)
Delta Air Lines, Inc.	(744)	(17,551)
United Continental Holdings, Inc.*	(568)	(17,443)
US Airways Group, Inc.*	(924)	(17,519)
		(52,513)
Auto Components - (3.1%)
BorgWarner, Inc.	(172)	(17,439)
Dana Holding Corp.	(768)	(17,541)
Gentex Corp.	(692)	(17,708)
Goodyear Tire & Rubber Co./The*	(780)	(17,511)
Johnson Controls, Inc.	(424)	(17,596)
Tenneco, Inc.*	(348)	(17,574)
TRW Automotive Holdings Corp.*	(248)	(17,685)
		(123,054)
Automobiles - (0.4%)
General Motors Co.*	(488)	(17,553)

Biotechnology - (4.0%)
Alexion Pharmaceuticals, Inc.*	(152)	(17,656)
Alnylam Pharmaceuticals, Inc.*	(276)	(17,667)
Ariad Pharmaceuticals, Inc.*	(968)	(17,811)
Incyte Corp. Ltd.*	(456)	(17,396)
Isis Pharmaceuticals, Inc.*	(464)	(17,419)
Pharmacyclics, Inc.*	(128)	(17,718)
Regeneron Pharmaceuticals, Inc.*	(56)	(17,521)
Seattle Genetics, Inc.*	(400)	(17,532)
United Therapeutics Corp.*	(224)	(17,662)
		(158,382)
Building Products - (1.8%)
Fortune Brands Home & Security, Inc.	(424)	(17,651)
Masco Corp.	(824)	(17,535)
Owens Corning*	(464)	(17,623)
USG Corp.*	(612)	(17,491)
		(70,300)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Capital Markets - (5.8%)
Affiliated Managers Group, Inc.*	(96)	$(17,533)
Bank of New York Mellon Corp./The	(584)	(17,631)
BlackRock, Inc.	(64)	(17,320)
Charles Schwab Corp./The	(832)	(17,589)
E*TRADE Financial Corp.*	(1,064)	(17,556)
Eaton Vance Corp.	(448)	(17,396)
Franklin Resources, Inc.	(348)	(17,591)
Goldman Sachs Group, Inc./The	(112)	(17,720)
Invesco Ltd.	(556)	(17,736)
Morgan Stanley	(652)	(17,571)
Stifel Financial Corp.*	(428)	(17,642)
TD Ameritrade Holding Corp.	(672)	(17,593)
Waddell & Reed Financial, Inc., Class A	(340)	(17,503)
		(228,381)
Chemicals - (2.2%)
Axiall Corp.	(468)	(17,686)
Chemtura Corp.*	(764)	(17,564)
Dow Chemical Co./The	(456)	(17,510)
Huntsman Corp.	(852)	(17,560)
Valspar Corp./The	(276)	(17,507)
		(87,827)
Commercial Banks - (2.3%)
First Horizon National Corp.	(1,600)	(17,584)
KeyCorp	(1,552)	(17,693)
Regions Financial Corp.	(1,900)	(17,594)
SunTrust Banks, Inc.	(544)	(17,636)
Synovus Financial Corp.	(5,380)	(17,754)
		(88,261)
Communications Equipment - (2.7%)
Ciena Corp.*	(700)	(17,486)
F5 Networks, Inc.*	(204)	(17,495)
JDS Uniphase Corp.*	(1,192)	(17,534)
Juniper Networks, Inc.*	(880)	(17,477)
Riverbed Technology, Inc.*	(1,200)	(17,508)
ViaSat, Inc.*	(280)	(17,850)
		(105,350)
Computers & Peripherals - (1.3%)
Lexmark International, Inc., Class A	(532)	(17,556)
NCR Corp.*	(444)	(17,587)
SanDisk Corp.	(296)	(17,615)
		(52,758)
Construction & Engineering - (1.3%)
AECOM Technology Corp.*	(560)	(17,511)
Fluor Corp.	(248)	(17,598)
KBR, Inc.	(536)	(17,495)
		(52,604)
Construction Materials - (0.9%)
Eagle Materials, Inc.	(240)	(17,412)
Vulcan Materials Co.	(336)	(17,408)
		(34,820)
Containers & Packaging - (0.9%)
Owens-Illinois, Inc.*	(584)	(17,532)
Sealed Air Corp.	(644)	(17,510)
		(35,042)
Distributors - (0.5%)
LKQ Corp.*	(552)	(17,587)

Diversified Consumer Services - (0.9%)
Apollo Group, Inc., Class A*	(848)	(17,647)
Sotheby's	(360)	(17,687)
		(35,334)
Diversified Financial Services - (1.4%)
Bank of America Corp.	(1,272)	(17,553)
Citigroup, Inc.	(364)	(17,658)
Moody's Corp.	(252)	(17,723)
		(52,934)
Diversified Telecommunication Services - (0.5%)
Level 3 Communications, Inc.*	(660)	(17,615)

Electric Utilities - (1.4%)
Hawaiian Electric Industries, Inc.	(700)	(17,570)
Pinnacle West Capital Corp.	(320)	(17,517)
UNS Energy Corp.	(380)	(17,715)
		(52,802)
Electrical Equipment - (0.5%)
EnerSys, Inc.	(292)	(17,704)

Electronic Equipment, Instruments & Components - (1.4%)
Avnet, Inc.	(424)	(17,685)
Belden, Inc.	(276)	(17,678)
Molex, Inc.	(456)	(17,565)
		(52,928)
Energy Equipment & Services - (2.7%)
Halliburton Co.	(364)	(17,527)
Helix Energy Solutions Group, Inc.*	(692)	(17,556)
Nabors Industries Ltd.	(1,092)	(17,537)
Oil States International, Inc.*	(168)	(17,381)
Superior Energy Services, Inc.*	(704)	(17,628)
Weatherford International Ltd.*	(1,144)	(17,538)
		(105,167)
Food Products - (0.5%)
Green Mountain Coffee Roasters, Inc.*	(236)	(17,778)

Gas Utilities - (1.8%)
Atmos Energy Corp.	(412)	(17,547)
National Fuel Gas Co.	(256)	(17,603)
Questar Corp.	(784)	(17,632)
UGI Corp.	(452)	(17,687)
		(70,469)
Health Care Equipment & Supplies - (1.8%)
Alere, Inc.*	(572)	(17,486)
Align Technology, Inc.*	(368)	(17,708)
Boston Scientific Corp.*	(1,496)	(17,563)
Hill-Rom Holdings, Inc.	(492)	(17,629)
		(70,386)
Health Care Providers & Services - (1.8%)
Brookdale Senior Living, Inc.*	(664)	(17,463)
Community Health Systems, Inc.	(420)	(17,430)
LifePoint Hospitals, Inc.*	(380)	(17,719)
Universal Health Services, Inc., Class B	(232)	(17,398)
		(70,010)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Health Care Technology - (0.5%)
athenahealth, Inc.*	(164)	$(17,804)

Hotels, Restaurants & Leisure - (2.7%)
International Game Technology	(924)	(17,491)
Las Vegas Sands Corp.	(264)	(17,535)
MGM Resorts International*	(856)	(17,497)
Royal Caribbean Cruises Ltd.	(460)	(17,609)
Starwood Hotels & Resorts Worldwide, Inc.	(264)	(17,543)
Wynn Resorts Ltd.	(112)	(17,697)
		(105,372)
Household Durables - (3.1%)
D.R. Horton, Inc.	(904)	(17,565)
Harman International Industries, Inc.	(264)	(17,485)
Lennar Corp., Class A	(496)	(17,558)
Mohawk Industries, Inc.*	(136)	(17,714)
PulteGroup, Inc.	(1,060)	(17,490)
Tempur Sealy International, Inc.*	(400)	(17,584)
Toll Brothers, Inc.*	(540)	(17,512)
		(122,908)
Independent Power Producers & Energy Traders - (1.3%)
AES Corp./The	(1,324)	(17,596)
Calpine Corp.*	(904)	(17,565)
NRG Energy, Inc.	(644)	(17,600)
		(52,761)
Insurance - (3.6%)
Assured Guaranty Ltd.	(936)	(17,550)
CNO Financial Group, Inc.	(1,220)	(17,568)
Genworth Financial, Inc., Class A*	(1,368)	(17,497)
Hartford Financial Services Group, Inc.	(564)	(17,552)
Lincoln National Corp.	(420)	(17,636)
MBIA, Inc.*	(1,716)	(17,555)
MetLife, Inc.	(376)	(17,653)
Prudential Financial, Inc.	(224)	(17,467)
		(140,478)
Internet & Catalog Retail - (2.2%)
Amazon.com, Inc.*	(56)	(17,508)
Groupon, Inc.*	(1,548)	(17,353)
Netflix, Inc.*	(56)	(17,316)
priceline.com, Inc.*	(16)	(16,175)
Shutterfly, Inc.*	(316)	(17,658)
		(86,010)
Internet Software & Services - (0.4%)
Pandora Media, Inc.*	(696)	(17,490)

IT Services - (1.4%)
CoreLogic, Inc.*	(652)	(17,637)
Teradata Corp.*	(316)	(17,519)
VeriFone Systems, Inc.*	(772)	(17,648)
		(52,804)
Machinery - (4.5%)
AGCO Corp.	(292)	(17,643)
Cummins, Inc.	(132)	(17,539)
Kennametal, Inc.	(384)	(17,510)
Manitowoc Co., Inc./The	(892)	(17,465)
Navistar International Corp.*	(480)	(17,510)
Oshkosh Corp.*	(360)	(17,633)
PACCAR, Inc.	(316)	(17,589)
Terex Corp.*	(520)	(17,472)
Timken Co.	(292)	(17,637)
Trinity Industries, Inc.	(388)	(17,596)
		(175,594)
Media - (1.3%)
Gannett Co., Inc.	(656)	(17,574)
Interpublic Group of Cos., Inc./The	(1,024)	(17,592)
Sinclair Broadcast Group, Inc., Class A	(524)	(17,565)
		(52,731)
Metals & Mining - (2.3%)
Allegheny Technologies, Inc.	(580)	(17,702)
Carpenter Technology Corp.	(304)	(17,665)
Freeport-McMoRan Copper & Gold, Inc.	(532)	(17,599)
Steel Dynamics, Inc.	(1,048)	(17,512)
Worthington Industries, Inc.	(512)	(17,628)
		(88,106)
Multiline Retail - (0.4%)
Big Lots, Inc.*	(472)	(17,506)

Oil, Gas & Consumable Fuels - (3.6%)
Cheniere Energy, Inc.*	(512)	(17,480)
Continental Resources, Inc.*	(164)	(17,591)
Denbury Resources, Inc.*	(952)	(17,526)
Oasis Petroleum, Inc.*	(356)	(17,490)
Pioneer Natural Resources Co.	(92)	(17,370)
SandRidge Energy, Inc.*	(2,996)	(17,557)
SM Energy Co.	(228)	(17,599)
Whiting Petroleum Corp.*	(292)	(17,476)
		(140,089)
Paper & Forest Products - (0.5%)
Louisiana-Pacific Corp.*	(1,000)	(17,590)

Personal Products - (0.9%)
Avon Products, Inc.	(852)	(17,551)
Nu Skin Enterprises, Inc., Class A	(184)	(17,616)
		(35,167)
Pharmaceuticals - (0.9%)
Hospira, Inc.*	(448)	(17,571)
Salix Pharmaceuticals Ltd.*	(264)	(17,656)
		(35,227)
Professional Services - (0.4%)
Manpowergroup, Inc.	(240)	(17,458)

Real Estate Investment Trusts (REITs) - (2.2%)
Corrections Corp. of America	(508)	(17,551)
Host Hotels & Resorts, Inc.	(988)	(17,458)
LaSalle Hotel Properties	(612)	(17,454)
Sunstone Hotel Investors, Inc.	(1,376)	(17,530)
Weyerhaeuser Co.	(612)	(17,522)
		(87,515)
Real Estate Management & Development - (1.3%)
CBRE Group, Inc., Class A*	(760)	(17,579)
Forest City Enterprises, Inc., Class A*	(928)	(17,576)
Jones Lang LaSalle, Inc.	(200)	(17,460)
		(52,615)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2013 (Unaudited)

	Number of Shares	Value
Road & Rail - (0.9%)
Avis Budget Group, Inc.*	(604)	$(17,414)
Ryder System, Inc.	(296)	(17,671)
		(35,085)
Semiconductors & Semiconductor Equipment - (3.1%)
Advanced Micro Devices, Inc.*	(4,584)	(17,419)
Atmel Corp.*	(2,368)	(17,618)
Cree, Inc.*	(292)	(17,576)
First Solar, Inc.*	(436)	(17,532)
Marvell Technology Group Ltd.	(1,524)	(17,526)
ON Semiconductor Corp.*	(2,408)	(17,578)
Semtech Corp.*	(584)	(17,514)
		(122,763)
Software - (1.3%)
PTC INC*	(620)	(17,626)
Qlik Technologies, Inc.*	(512)	(17,531)
TIBCO Software, Inc.*	(688)	(17,606)
		(52,763)
Specialty Retail - (3.6%)
American Eagle Outfitters, Inc.	(1,248)	(17,459)
Cabela's, Inc.*	(280)	(17,648)
Chico's FAS, Inc.	(1,056)	(17,593)
Foot Locker, Inc.	(520)	(17,649)
Lumber Liquidators Holdings, Inc.*	(164)	(17,491)
Pier 1 Imports, Inc.	(896)	(17,490)
Tiffany & Co.	(232)	(17,776)
Urban Outfitters, Inc.*	(476)	(17,503)
		(140,609)
Textiles, Apparel & Luxury Goods - (0.5%)
Fossil Group, Inc.*	(152)	(17,668)

Thrifts & Mortgage Finance - (0.5%)
Ocwen Financial Corp.*	(316)	(17,623)

Trading Companies & Distributors - (0.9%)
United Rentals, Inc.*	(300)	(17,487)
WESCO International, Inc.*	(228)	(17,449)
		(34,936)
Wireless Telecommunication Services - (0.4%)
Telephone & Data Systems, Inc.	(592)	(17,494)

Total Securities Sold Short (Proceeds Received $3,240,873)		(3,511,851)
Other assets less liabilities — 99.8%		3,908,777
Net Assets — 100.0%		$3,915,121

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2013, the aggregate amount held in a segregated account was $2,661,275.

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,746
Aggregate gross unrealized depreciation	(581,082)
Net unrealized depreciation	$(305,336)
Federal income tax cost of investments	$311,680

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2013 (Unaudited)

Total Return Swap Agreements

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
390,227 USD	10/03/2013	Morgan Stanley	0.63%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	$—
(391,665) USD	10/03/2013	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index	(0.07)%	—
					$—

See accompanying notes to schedule of investments.

FQF Trust

Notes to Quarterly Schedule of Investments

September 30, 2013 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently consists of four series (collectively the “Funds” or individually the “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, and QuantShares U.S. Market Neutral Anti-Beta Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from July 27, 2011 (initial seeding date) until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2.	Basis of Presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Adviser believes will better reflect fair value in accordance with the Trust’s valuation guidelines which are approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss in the Statement of Operations. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2013 (Unaudited)

fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

In May 2011, the Financial Accounting Standards Board (‘‘FASB’’) issued Accounting Standards Update ‘‘Fair Value Measurements and Disclosures — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (‘‘IFRS’’).’’ The standard clarified the application of their existing fair value measurement requirements, changed certain principles related to measuring fair value, and required additional disclosures about fair value measurements. Required disclosures were expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs, is required. The standard was effective for annual periods beginning after December 15, 2011 and is to be applied prospectively.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1— Quoted prices in active markets for identical assets.

•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2013 (Unaudited)

The following is a summary of the valuations as of September 30, 2013, for each Fund based upon the three levels defined above:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3- Significant Unobservable Inputs
	Common Stocks	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$1,112,142	$-	$-	$1,112,142
Liabilities:	(1,116,958)	-	-	(1,116,958)
Totals:	$(4,816)	$-	$-	$(4,816)
QuantShares U.S. Market Neutral Value Fund
Assets:	$1,158,524	$-	$-	$1,158,524
Liabilities:	(1,154,234)	-	-	(1,154,234)
Totals:	$4,290	$-	$-	$4,290
QuantShares U.S. Market Neutral Size Fund
Assets:	$1,161,241	$-	$-	$1,161,241
Liabilities:	(1,164,108)	-	-	(1,164,108)
Totals:	$(2,867)	$-	$-	$(2,867)
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$3,518,195	$-	$-	$3,518,195
Liabilities:	(3,511,851)	-	-	(3,511,851)
Totals:	$6,344	$-	$-	$6,344

* The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended September 30, 2013, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no significant transfers between Levels 1, 2 and 3 for the period ending September 30, 2013.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to maintain exempt status under the 1940 Act.

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions.  Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures

FQF Trust

Notes to Quarterly Schedule of Investments (continued)

September 30, 2013 (Unaudited)

contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Portfolios had any futures outstanding for the period ended September 30, 2013.

Swaps

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its

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Notes to Quarterly Schedule of Investments (continued)

September 30, 2013 (Unaudited)

entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one period, the term of each repurchase agreement will always be less than one period. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

3. Principal Risks

Momentum Risk: For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had high total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a Fund using a momentum strategy may suffer.

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Notes to Quarterly Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Value Risk: For the QuantShares U.S. Market Neutral Value Fund, value factor investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a Fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk: For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a Fund using a size strategy may suffer.

Anti-Beta Risk: For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

Derivatives Risk: Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives also may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk: To the extent that the Target Index is concentrated in a particular industry, a Fund also will be concentrated in that industry, which and may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Leverage Risk: A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount.

Market Neutral Style Risk: There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a ‘‘bull’’ market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Passive Investment Risk: The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

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Notes to Quarterly Schedule of Investments (continued)

September 30, 2013 (Unaudited)

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 21, 2013

By:
/s/ William C. Cox
William C. Cox
Principal Financial Officer and Treasurer
November 21, 2013